UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-1028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas    66202

(Address of principal executive offices)      (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:    913-236-2000

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Air Transportation - 0.93%

Southwest Airlines Co.	55,300	$908,579

Aircraft - 1.19%

Boeing Company (The)	16,600	1,165,984

Banks - 4.70%

Bank of America Corporation	16,600	766,090
Citigroup Inc.	33,700	1,635,461
Northern Trust Corporation	27,800	1,439,623
Wachovia Corporation	14,300	755,898
		4,597,072

Beverages - 0.92%

Brown-Forman Corporation, Class B	12,900	894,228

Business Equipment and Services - 2.34%

Cintas Corporation	33,200	1,365,184
Pitney Bowes Inc.	21,800	921,050
		2,286,234

Capital Equipment - 1.95%

Caterpillar Inc.	13,700	791,449
Ingersoll-Rand Company Limited, Class A	27,600	1,114,212
		1,905,661

Chemicals -- Specialty - 0.90%

Air Products and Chemicals, Inc.	14,900	881,931

Communications Equipment - 1.75%

Nokia Corporation, Series A, ADR	56,200	1,028,460
Plantronics, Inc.	24,200	684,860
		1,713,320

Computers -- Micro - 2.13%

Apple Computer, Inc.*	17,400	1,248,102
Dell Inc.*	27,883	834,956
		2,083,058

Computers -- Peripherals - 3.43%

Adobe Systems Incorporated	36,100	1,333,715
Microsoft Corporation	77,158	2,014,981
		3,348,696

Defense - 1.58%

General Dynamics Corporation	13,500	1,539,675

Electrical Equipment - 0.98%

Emerson Electric Co.	12,800	956,160

Electronic Instruments - 0.97%

Lam Research Corporation*	26,600	949,221

Finance Companies - 2.64%

SLM Corporation	46,900	2,583,721

Food and Related - 3.05%

Archer Daniels Midland Company	42,500	1,048,050
Campbell Soup Company	41,800	1,244,386
Kellogg Company	16,000	691,520
		2,983,956

Health Care -- Drugs - 4.46%

Allergan, Inc.	13,500	1,457,460
Amgen Inc.*	13,500	1,063,260
Gilead Sciences, Inc.*	18,900	993,479
Novartis AG, ADR	16,100	844,928
		4,359,127

Health Care -- General - 4.12%

Biomet, Inc.	27,400	1,001,196
Boston Scientific Corporation*	23,800	582,862
DENTSPLY International Inc.	16,300	874,087
Johnson & Johnson	26,200	1,574,620
		4,032,765

Hospital Supply and Management - 2.83%

Medtronic, Inc.	21,800	1,255,026
UnitedHealth Group Incorporated	24,300	1,510,002
		2,765,028

Household -- General Products - 1.48%

Colgate-Palmolive Company	26,300	1,442,555

Insurance -- Life - 1.09%

Aflac Incorporated	23,000	1,067,660

Insurance -- Property and Casualty - 2.90%

Allstate Corporation (The)	15,800	854,306
Berkshire Hathaway Inc., Class B*	400	1,174,200
Chubb Corporation (The)	8,300	810,495
		2,839,001

Motion Pictures - 1.38%

News Corporation Limited, Class A	63,400	985,870
News Corporation Limited, Class B	22,000	365,420
		1,351,290

Multiple Industry - 5.38%

General Electric Company	63,680	2,231,984
Genworth Financial, Inc.	20,700	715,806
Las Vegas Sands, Inc.*	32,300	1,274,881
NRG Energy, Inc.*	22,000	1,036,640
		5,259,311

Non-Residential Construction - 0.92%

Fluor Corporation	11,700	903,942

Petroleum -- International - 3.89%

BP p.l.c., ADR	19,000	1,220,180
ChevronTexaco Corporation	13,500	766,395
Exxon Mobil Corporation	32,400	1,819,908
		3,806,483

Petroleum -- Services - 4.07%

Nabors Industries Ltd.*	12,100	916,575
Schlumberger Limited	25,100	2,438,465
Smith International, Inc.	16,800	623,448
		3,978,488

Publishing - 1.08%

Meredith Corporation	20,100	1,052,034

Retail -- General Merchandise - 1.44%

Target Corporation	25,600	1,407,232

Security and Commodity Brokers - 2.41%

American Express Company	17,800	915,988
Ameritrade Holding Corporation*	17,100	410,314
Franklin Resources, Inc.	11,000	1,034,110
		2,360,412

Timesharing and Software - 2.05%

eBay Inc.*	23,100	998,498
Paychex, Inc.	26,400	1,006,500
		2,004,998

Tobacco - 0.75%

Altria Group, Inc.	9,800	732,256

Trucking and Shipping - 1.21%

Expeditors International of Washington, Inc.	17,600	1,187,384

Utilities -- Electric - 2.65%

Dominion Resources, Inc.	15,700	1,212,040
Exelon Corporation	26,000	1,381,640
		2,593,680

TOTAL COMMON STOCKS - 73.57%

		$71,941,142

(Cost: $60,681,394)

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands

Banks - 0.28%

Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	276,120

Beverages - 0.35%

Diageo Capital plc,
3.5%, 11-19-07	350	340,895

Business Equipment and Services - 0.38%

PHH Corporation,
7.125%, 3-1-13	350	369,559

Chemicals -- Specialty - 0.36%

Vulcan Materials Company,
6.4%, 2-1-06	350	350,077

Finance Companies - 2.49%

American International Group,
3.85%, 11-26-07 (A)	500	490,344
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	6	163
8.0%, 3-31-11 (A)	351	52,581
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	453	465,411
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	278,093
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	779,399
Unilever Capital Corporation,
5.9%, 11-15-32	350	370,722
		2,436,713

Food and Related - 0.84%

Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	824,790

Insurance -- Life - 0.50%

StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	484,038

Multiple Industry - 1.46%

Cargill, Inc.,
6.375%, 6-1-12 (A)	400	426,909
General Electric Capital Corporation,
2.85%, 1-30-06	1,000	998,909
		1,425,818

Real Estate Investment Trust - 0.82%

Vornado Realty L.P.,
5.625%, 6-15-07	800	805,596

TOTAL CORPORATE DEBT SECURITIES - 7.48%

		$7,313,606

(Cost: $7,249,895)

OTHER GOVERNMENT SECURITY - 0.61%

Canada

Hydro-Quebec,
8.0%, 2-1-13	500	$593,121
(Cost: $582,104)

UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 6.25%

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	425	430,958
6.0%, 9-1-17	500	512,387
5.0%, 1-1-18	559	553,630
5.5%, 4-1-18	515	518,970
6.5%, 10-1-28	194	203,097
6.5%, 2-1-29	43	45,005
7.0%, 5-1-31	38	40,006
7.5%, 5-1-31	68	72,050
7.0%, 7-1-31	59	61,999
7.0%, 9-1-31	81	84,750
7.0%, 9-1-31	61	63,951
7.0%, 11-1-31	195	203,722
6.5%, 2-1-32	218	224,672
7.0%, 2-1-32	250	262,302
7.0%, 2-1-32	125	131,416
6.5%, 3-1-32	61	63,323
7.0%, 3-1-32	139	145,575
7.0%, 6-1-32	42	44,338
7.0%, 7-1-32	272	285,779
6.5%, 8-1-32	103	106,832
6.0%, 9-1-32	777	785,200
6.5%, 9-1-32	177	183,630
5.5%, 5-1-33	365	361,803
5.5%, 5-1-33	216	214,799
5.5%, 5-1-33	168	166,537
5.5%, 6-1-33	347	344,492
		6,111,223

Treasury Obligations - 10.29%

United States Treasury Bond,
7.5%, 11-15-16	500	628,047
United States Treasury Notes:
3.0%, 2-15-08	900	874,652
4.0%, 3-15-10	800	788,531
4.25%, 10-15-10	2,000	1,989,532
3.875%, 2-15-13	1,250	1,211,573
3.625%, 5-15-13	750	715,342
4.25%, 8-15-13	900	891,949
4.25%, 8-15-15	3,000	2,961,210
		10,060,836

TOTAL UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS - 16.54%

		$16,172,059

(Cost: $16,298,748)

SHORT-TERM SECURITY - 1.80%

Forest and Paper Products

Sonoco Products Co.,
4.27%, 1-3-06	1,765	$1,764,581
(Cost: $1,764,581)

TOTAL INVESTMENT SECURITIES - 100.00%

		$97,784,509

(Cost: $86,576,722)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $1,749,396 or 1.79% of total investments.

The Investments of Ivy Bond Fund

December 31, 2005

PREFERRED STOCKS

	Shares	Value

Real Estate Investment Trust

PS Business Parks, Inc., 7.0% Cumulative	10,500	$254,100
Public Storage, Inc., 6.25% Cumulative	10,500	238,455

TOTAL PREFERRED STOCKS - 0.85%

		$492,555

(Cost: $520,050)

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands

Broadcasting - 1.05%

Comcast Corporation,
6.5%, 11-15-35	$280	285,336
Cox Communications, Inc.,
7.75%, 11-1-10	300	324,921
		610,257

Business Equipment and Services - 1.98%

HSBC Finance Corporation:
4.625%, 9-15-10	225	220,372
5.25%, 1-14-11	175	175,090
International Lease Finance Corporation:
4.875%, 9-1-10	500	493,217
5.875%, 5-1-13	250	258,710
		1,147,389

Chemicals -- Specialty - 0.45%

National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	267	260,593

Finance Companies - 6.97%

BSkyB Finance UK plc,
6.5%, 10-15-35 (A)	275	274,031
Block Financial Corporation,
5.125%, 10-30-14	80	75,088
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (A)	250	248,458
Capital One Financial Corporation,
5.5%, 6-1-15	450	447,367
Colonial Realty Limited Partnership,
5.5%, 10-1-15	370	360,646
ERAC USA Finance Company,
5.9%, 11-15-15 (A)	520	528,943
FBG Finance Limited,
5.875%, 6-15-35 (A)	240	233,733
Ford Motor Credit Company,
5.29%, 11-16-06	350	339,836
Fund American Companies, Inc.,
5.875%, 5-15-13	275	277,492
General Motors Acceptance Corporation,
5.05%, 1-16-07	550	522,552
JPMorgan Chase Capital XV,
5.875%, 3-15-35	340	338,039
St. George Funding Company LLC,
8.485%, 12-29-49 (A)	200	217,745
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	182	187,050
		4,050,980

Finance Companies -- Mortgage Related - 23.63%

ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	120	120,911
Asset Securitization Corporation:
1.65786%, 10-13-26 (Interest Only) (A)	2,100	67,317
7.35751%, 11-13-29	200	207,658
Associates Manufactured Housing Contract Pass-Through Certificates:
6.9%, 6-15-27	63	62,797
7.725%, 6-15-28	200	205,967
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11-43 (A)	275	283,295
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	184
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	115	114,448
Bear Stearns Commercial Mortgage Securities Inc.:
5.426%, 5-14-16 (A)	200	201,514
6.0%, 7-15-31 (A)	100	101,731
5.468%, 6-11-41	1,500	1,525,995
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	158	159,505
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	370	359,058
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	232	223,970
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	140	137,572
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	201,454
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)	300	288,914
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	72	72,715
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	129	130,124
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Commercial Mortgage Pass-through Certificates,
7.062%, 6-15-31	169	178,099
GS Mortgage Securities Corporation II,
7.08315%, 7-13-30	500	513,605
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (A)	225	236,164
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	213	202,639
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	330	319,648
5.25%, 11-25-32 (A)	283	275,556
Green Tree Financial Corporation:
6.4%, 10-15-18	103	103,697
7.35%, 5-15-27	55	57,419
Hilton Hotel Pool Trust:
4.81125%, 10-3-15 (A)	790	794,239
7.653%, 10-3-15 (A)	430	453,063
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	197,744
J.P. Morgan Mortgage Trust 2005-S2,
5.66512%, 9-25-35	527	516,569
LB-UBS Commercial Mortgage Trust 2005-C1,
4.742%, 2-15-30	250	242,760
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	586,486
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	207	203,356
MMCA Auto Owner Trust 2002-3,
4.6%, 8-17-09	500	497,194
MMCA Auto Owner Trust 2002-4, Class C Asset Backed Notes,
4.56%, 11-16-09	89	89,073
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	268	267,772
Mellon Residential Funding,
6.75%, 6-26-28	82	81,386
Meristar Commerical Mortgage Trust 1999-C1,
8.29%, 3-3-16 (A)	200	223,419
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	166	165,159
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (Interest Only) (A)	6,523	214,669
5.88%, 11-28-35 (A)	155	150,465
5.88%, 11-28-35 (A)	105	104,300
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	300	309,021
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	99,866
Origen Manufactured Housing Contract Trust 2004-B,
5.73%, 11-15-35	50	49,186
Origen Manufactured Housing Contract Trust 2005-A,
4.49%, 5-15-18	200	197,123
Origen Manufactured Housing Contract Trust 2005-A,
5.86%, 6-15-36	120	117,469
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	80	80,425
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	256,044
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	250	244,961
RAMP Series 2003-RS7 Trust,
5.92%, 8-25-33	200	200,791
RAMP Series 2003-RS8 Trust,
5.683%, 9-25-33	200	200,037
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	8	7,986
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	247,823
Vanderbilt Mortgage and Finance, Inc.:
8.75%, 1-7-16	255	259,776
5.38125%, 3-7-28	147	146,426
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	175	173,650
		13,730,194

Health Care -- Drugs - 0.78%

AmerisourceBergen Corporation:
5.625%, 9-15-12 (A)	150	150,000
5.875%, 9-15-15 (A)	125	126,094
Cardinal Health, Inc.,
5.85%, 12-15-17	175	178,004
		454,098

Health Care -- General - 0.36%

Boston Scientific Corporation,
6.25%, 11-15-35	200	210,338

Hospital Supply and Management - 0.50%

Laboratory Corporation of America Holdings,
5.625%, 12-15-15	285	288,779

Insurance -- Life - 0.83%

StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	484,038

Insurance -- Property and Casualty - 1.80%

American General Finance Corporation,
4.875%, 5-15-10	520	515,534
Assurant, Inc.,
6.75%, 2-15-34	200	217,358
Berkshire Hathaway Finance Corporation,
4.75%, 5-15-12	315	311,390
		1,044,282

Multiple Industry - 0.42%

Pennsylvania Electric Company,
5.125%, 4-1-14	250	246,336

Petroleum -- Canada - 0.43%

Canadian Natural Resources Limited,
5.85%, 2-1-35	250	252,226

Petroleum -- Domestic - 0.76%

Valero Logistics Operations, L.P.,
6.05%, 3-15-13	425	439,045

Petroleum -- International - 0.72%

Husky Energy, Inc.,
6.25%, 6-15-12	400	419,479

Petroleum -- Services - 0.69%

Energy Transfer Partners, L.P.,
5.95%, 2-1-15	400	398,594

Railroad - 0.86%

Norfolk Southern Corproation,
5.59%, 5-17-25	200	199,807
Union Pacific Corporation,
5.214%, 9-30-14 (A)	300	299,643
		499,450

Real Estate Investment Trust - 4.08%

Arden Realty Limited Partnership,
5.25%, 3-1-15	300	303,129
Brandywine Operating Partnership, L.P.,
5.625%, 12-15-10	420	420,313
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	450	425,981
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	265	261,180
Simon Property Group, L.P.,
5.75%, 12-1-15 (A)	550	558,118
Vornado Realty L.P.,
5.625%, 6-15-07	400	402,798
		2,371,519

Security and Commodity Brokers - 2.84%

Ameriprise Financial, Inc.,
5.65%, 11-15-15	150	152,429
Credit Suisse First Boston (USA), Inc.,
5.125%, 8-15-15	200	198,067
Goldman Sachs Group, Inc. (The),
4.5%, 6-15-10	525	513,058
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	500	538,264
Nuveen Investments, Inc.,
5.5%, 9-15-15	250	245,744
		1,647,562

Textile - 0.35%

Mohawk Industries, Inc.,
6.5%, 4-15-07	200	203,168

Utilities -- Electric - 0.86%

Oncor Electric Delivery Company,
7.0%, 9-1-22	450	500,165

Utilities -- Gas and Pipeline - 0.63%

Kinder Morgan Finance Company, ULC,
5.7%, 1-5-16 (A)	365	368,155

TOTAL CORPORATE DEBT SECURITIES - 50.99%

		$29,626,647

(Cost: $29,985,077)

MUNICIPAL OBLIGATION - TAXABLE - 0.22%

Minnesota

City of Eden Prairie, Minnesota, Taxable Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project), Series 2000B,
7.35%, 2-20-09	125	$128,161
(Cost: $125,000)

UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.93%

Federal Home Loan Bank,
3.25%, 8-11-06	1,225	1,214,904
Federal National Mortgage Association:
4.25%, 5-15-09	500	492,589
5.125%, 1-2-14	575	575,933
		2,283,426

Mortgage-Backed Obligations - 28.87%

Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
4.5%, 8-15-34	1,560	1,520,201
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	116,143
6.5%, 9-1-32	270	279,413
5.5%, 5-1-34	228	227,509
5.5%, 5-1-34	170	169,643
5.5%, 6-1-34	1,832	1,816,554
5.0%, 9-1-34	45	43,482
5.5%, 9-1-34	179	177,810
5.5%, 10-1-34	437	433,686
5.5%, 1-1-35	380	376,438
5.5%, 7-1-35	279	276,273
5.5%, 10-1-35	668	662,200
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	142	143,653
5.5%, 1-1-17	244	245,310
6.0%, 9-1-17	130	133,221
5.5%, 3-1-18	138	139,289
5.0%, 6-1-18	524	518,695
5.0%, 7-1-18	183	181,192
7.5%, 5-1-31	157	166,210
7.0%, 9-1-31	56	58,835
7.0%, 11-1-31	108	113,179
6.5%, 12-1-31	66	67,804
7.0%, 2-1-32	114	119,228
7.0%, 3-1-32	118	123,661
6.5%, 4-1-32	31	31,534
6.5%, 5-1-32	32	32,593
6.5%, 7-1-32	88	90,658
6.5%, 8-1-32	75	77,861
6.5%, 8-1-32	66	68,153
6.5%, 9-1-32	112	115,543
6.5%, 9-1-32	48	50,060
6.0%, 10-1-32	155	157,509
6.5%, 10-1-32	153	158,478
6.0%, 11-1-32	163	165,725
6.0%, 3-1-33	121	122,937
5.5%, 4-1-33	192	190,627
6.0%, 4-1-33	281	283,857
5.5%, 5-1-33	147	146,194
5.5%, 1-1-34	146	145,341
5.5%, 1-1-34	143	142,009
5.5%, 3-1-34	201	199,621
5.5%, 3-1-34	81	80,214
5.5%, 4-1-34	205	203,640
5.5%, 4-1-34	64	63,227
5.0%, 5-1-34	80	78,030
5.5%, 5-1-34	180	178,460
5.5%, 11-1-34	1,624	1,609,672
6.0%, 11-1-34	1,178	1,189,454
5.5%, 2-1-35	235	233,426
4.5%, 3-1-35	550	517,853
5.0%, 5-1-35	58	56,615
5.0%, 7-1-35	229	221,567
5.0%, 7-1-35	109	105,897
5.0%, 7-1-35	96	92,980
4.5%, 9-1-35	461	434,220
5.5%, 10-1-35	1,122	1,113,362
Government National Mortgage Association Agency REMIC/CMO (Interest Only)
0.97748%, 6-17-45	5,212	308,094
		16,775,040

Treasury Inflation Protected Obligation - 2.03%

United States Treasury Notes,
1.875%, 7-15-13 (B)	1,100	1,176,738

Treasury Obligations - 11.90%

United States Treasury Bonds,
5.375%, 2-15-31	420	471,778
United States Treasury Notes:
1.875%, 1-31-06	575	574,102
2.5%, 10-31-06	550	541,513
2.25%, 2-15-07	100	97,613
3.625%, 6-30-07	500	494,297
4.125%, 8-15-08	750	745,869
3.375%, 10-15-09	3,790	3,659,867
4.25%, 11-15-14	335	331,100
		6,916,139

TOTAL UNITED STATES GOVERNMENT AND       GOVERNMENT AGENCY OBLIGATIONS- 46.73%

		$27,151,343

(Cost: $27,364,855)

SHORT-TERM SECURITY - 1.21%

United States Government Agency Obligation

Federal Home Loan Bank,
3.3%, 1-3-06	701	$700,871
(Cost: $700,871)

TOTAL INVESTMENT SECURITIES - 100.00%

		$58,099,577

(Cost: $58,695,853)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $7,747,237 or 13.33% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of Ivy Cash Reserves Portfolio

December 31, 2005

CORPORATE OBLIGATIONS

	Principal Amount in Thousands	Value

Certificate of Deposit - 6.41%

Banks
Citibank, N.A.,
4.31%, 2-22-06	$125	$125,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	100	100,000
4.725%, 11-27-06	100	99,949
		324,949

Commercial Paper

Finance Companies - 5.06%
PACCAR Financial Corp.,
3.49%, 1-19-06	257	256,551

Security and Commodity Brokers - 3.39%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	172	171,960

Total Commercial Paper - 8.45%

		428,511

Notes

Apparel - 3.97%
NIKE, Inc.,
5.5%, 8-15-06	200	201,005

Banks - 5.11%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	160	159,125
Wells Fargo & Company,
4.11%, 1-15-06	100	100,000
		259,125
Business Equipment and Services - 3.16%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
4.5%, 1-5-06	160	160,000

Computers -- Main and Mini - 1.97%
International Business Machines Corporation,
4.32938%, 1-9-06	100	100,000

Finance Companies - 5.42%
Caterpillar Financial Services Corp.,
2.65%, 1-30-06	150	149,879
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
4.33%, 1-5-06	125	125,000
		274,879
Health Care -- Drugs - 8.19%
Lilly (Eli) and Company,
4.26063%, 1-3-06	250	250,000
Pfizer Investment Capital p.l.c. (Pfizer Inc.), Extendible Liquidity Securities,
4.32938%, 1-17-06	165	165,000
		415,000
Multiple Industry - 6.92%
3M Company,
5.6736%, 12-12-06 (A)	100	100,798
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
4.37%, 1-5-06	250	250,000
		350,798
Retail -- General Merchandise - 4.97%
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	250	251,800

Retail -- Specialty Stores - 2.57%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
4.5%, 1-5-06	130	130,000

Total Notes - 42.28%

		2,142,607

TOTAL CORPORATE OBLIGATIONS - 57.14%

		$2,896,067

(Cost: $2,896,067)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 10.85%

County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.45%, 1-4-06	300	300,000
California Pollution Control Financing Authority, Environmental Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility) Taxable Series 1997A,
4.15%, 1-4-06	250	250,000
		550,000

Florida - 2.66%

University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
4.35%, 1-4-06	135	135,000

Maryland - 5.53%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Refunding Bonds, Series 2003C (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

4.44%, 1-5-06	280	280,000

New York - 3.36%

City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
4.2%, 1-4-06	100	100,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
4.4%, 1-5-06	70	70,000
		170,000

Texas - 1.97%

Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
4.33%, 1-12-06	100	100,000

Washington - 1.97%

Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
4.57%, 1-3-06	100	100,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 26.34%

		$1,335,000

(Cost: $1,335,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank,
3.7%, 1-13-06	100	100,000
Federal National Mortgage Association,
4.05%, 8-14-06	170	170,000
Overseas Private Investment Corporation:
4.35%, 1-4-06	195	195,000
4.37%, 1-4-06	372	372,093

TOTAL UNITED STATES GOVERNMENT AGENCY       OBLIGATIONS - 16.52%

		$837,093

(Cost: $837,093)

TOTAL INVESTMENT SECURITIES - 100.00%

		$5,068,160

(Cost: $5,068,160)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of this security amounted to 1.99% of total investments.

The Investments of Ivy Cundill Global Value Fund
December 31, 2005
COMMON STOCKS	Shares	Value

Bermuda - 1.11%
Guoco Group Limited (A)	800,000	$8,852,605

Canada - 7.99%
BCE Inc. (A)	932,700	22,361,692
Fairfax Financial Holdings Limited (A)	187,000	27,025,678
Legacy Hotels Real Estate Investment Trust (A)	1,371,200	9,436,621
Legacy Hotels Real Estate Investment Trust (A)(B)	753,900	5,188,352
		64,012,343
Germany - 2.27%
Henkel Kommanditgesellschaft auf Aktien (A)	86,525	8,005,409
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	75,184	10,180,063
		18,185,472
Hong Kong - 3.19%
CITIC Pacific Limited (A)	2,000,000	5,532,878
First Pacific Company Limited (A)	51,724,000	20,012,768
		25,545,646
Italy - 3.42%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	521,786	27,365,859

Japan - 37.01%
AIFUL Corporation (A)	47,550	3,971,404
Asatsu-DK Inc. (A)	776,800	24,700,047
Coca-Cola West Japan Company Limited (A)	1,132,500	26,455,569
Kirin Brewery Company, Limited (A)	3,000,000	34,976,894
Lion Corporation (A)	2,500,000	16,004,579
Mabuchi Motor Co., Ltd. (A)	485,600	26,969,771
Nikko Cordial Corporation (A)	3,050,000	48,309,662
Nintendo Co., Ltd. (A)	160,300	19,368,932
Nippon Television Network Corporation (A)	180,000	27,671,175
NIPPONKOA Insurance Company, Limited (A)	1,900,000	15,240,599
TV Asahi Corporation (A)	6,612	16,426,981
Takefuji Corporation (A)	534,610	36,310,053
		296,405,666
Malaysia - 1.87%
AmcorpGroup Berhad (A)*	57,618,800	14,940,184

Singapore - 3.10%
Singapore Press Holdings Limited (A)	9,615,000	24,866,629

South Korea - 8.02%
Dongwon Financial Holding Co., Ltd. (A)	371,000	15,781,768
Korea Electric Power Corporation (A)	545,170	20,386,235
Korea Tobacco & Ginseng Corporation (A)	630,000	28,076,866
		64,244,869
United States - 11.17%
DIRECTV Group, Inc. (The)*	2,200,000	31,064,000
Liberty Global, Inc., Series A*	293,751	6,604,991
Liberty Global, Inc., Series C*	293,751	6,220,177
Liberty Media Corporation, Class A*	3,539,100	27,852,717
MCI, Inc.	900,000	17,743,500
		89,485,385

TOTAL COMMON STOCKS - 79.15%		$633,904,658

(Cost: $540,995,423)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 1.33%	Face Amount in Thousands

Euro, 1-27-06 (C)	EUR 16,737	326,524
Euro, 3-17-06 (C)	17,906	172,379
Japanese Yen, 1-27-06 (C)	JPY11,657,211	6,216,778
Japanese Yen, 3-17-06 (C)	16,617,518	5,653,737
Malaysian Ringgit, 3-17-06 (C)	MYR 50,511	(21,836)
Singapore Dollar, 1-27-06 (C)	SGD 19,942	(119,108)
Singapore Dollar, 3-17-06 (C)	14,496	(141,738)
South Korean Won, 1-27-06 (C)	KWD 25,522,840	(689,567)
South Korean Won, 3-17-06 (C)	31,490,060	(749,962)
		$10,647,207

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreement - 3.95%
J.P. Morgan Securities Inc., 2.5% Repurchase Agreement dated 12-30-05 to be repurchased at $31,688,800 on 1-3-06 (D)	$31,680	31,680,000

United States Government Obligations
Treasury Obligations - 15.57%
United States Treasury Bills:
3.51%, 1-5-06	25,000	24,990,250
3.43%, 1-5-06	10,000	9,996,189
3.525%, 1-12-06	25,000	24,973,073
3.56%, 1-19-06	20,000	19,964,400
3.45%, 1-19-06	5,000	4,991,375
3.49%, 1-26-06	20,000	19,951,528
3.575%, 2-2-06	10,000	9,968,222
4.01%, 4-27-06	10,000	9,870,789
		124,705,826

TOTAL SHORT-TERM SECURITIES - 19.52%		$156,385,826

(Cost: $156,385,826)

TOTAL INVESTMENT SECURITIES - 100.00%		$800,937,691

(Cost: $697,381,249)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of this security amounted to 0.65% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - Korean Won, MYR - Malaysian Ringgit, SGD - Singapore Dollar).
(D)Collateralized by $32,956,000 United States Treasury Bill, 2.5% due 6-22-06; market value and accrued interest aggregate $32,233,800.

The Investments of Ivy Dividend Income Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Aircraft - 2.49%

Boeing Company (The)	16,650	$1,169,496
Goodrich Corporation	17,450	717,195
		1,886,691

Aluminum - 0.83%

Alcoa Incorporated	21,400	632,798

Banks - 1.69%

Bank of America Corporation	27,700	1,278,355

Beverages - 1.33%

Diageo plc, ADR	17,300	1,008,590

Business Equipment and Services - 1.05%

Genuine Parts Company	18,100	794,952

Capital Equipment - 3.68%

Caterpillar Inc.	21,850	1,262,275
Deere & Company	22,400	1,525,664
		2,787,939

Chemicals -- Petroleum and Inorganic - 1.22%

Dow Chemical Company (The)	10,500	460,110
du Pont (E.I.) de Nemours and Company	10,900	463,250
		923,360

Chemicals -- Specialty - 1.15%

Air Products and Chemicals, Inc.	14,700	870,093

Computers -- Peripherals - 3.01%

Microsoft Corporation	47,350	1,236,545
SAP Aktiengesellschaft, ADR	23,150	1,043,370
		2,279,915

Electrical Equipment - 0.58%

Emerson Electric Co.	5,850	436,995

Electronic Components - 1.07%

Microchip Technology Incorporated	11,200	360,416
Texas Instruments Incorporated	14,050	450,583
		810,999

Finance Companies - 3.04%

SLM Corporation	41,755	2,300,283

Food and Related - 0.88%

Campbell Soup Company	22,500	669,825

Health Care -- Drugs - 1.25%

Pfizer Inc.	40,600	946,792

Health Care -- General - 1.10%

Johnson & Johnson	13,900	835,390

Hospital Supply and Management - 3.01%

Medtronic, Inc.	31,500	1,813,455
UnitedHealth Group Incorporated	7,460	463,564
		2,277,019

Hotels and Gaming - 4.25%

Harrah's Entertainment, Inc.	15,650	1,115,689
Starwood Hotels & Resorts Worldwide, Inc.	32,950	2,104,187
		3,219,876

Household -- General Products - 2.67%

Colgate-Palmolive Company	23,050	1,264,293
Procter & Gamble Company (The)	13,100	758,228
		2,022,521

Insurance -- Property and Casualty - 2.45%

Allstate Corporation (The)	19,100	1,032,737
St. Paul Companies, Inc. (The)	18,450	824,161
		1,856,898

Metal Fabrication - 0.91%

Loews Corporation, Carolina Group	15,750	692,842

Mining - 1.41%

Freeport-McMoRan Copper & Gold Inc., Class B	19,900	1,070,620

Multiple Industry - 5.08%

3M Company	9,700	751,750
General Electric Company	53,900	1,889,195
NRG Energy, Inc.*	13,300	626,696
Valor Communications Group, Inc.	50,900	580,260
		3,847,901

Non-Residential Construction - 2.56%

Fluor Corporation	25,100	1,939,226

Petroleum -- International - 9.15%

Anadarko Petroleum Corporation	17,850	1,691,288
BP p.l.c., ADR	11,000	706,420
Burlington Resources Inc.	23,800	2,051,560
Exxon Mobil Corporation	37,550	2,109,184
Marathon Oil Corporation	6,100	371,917
		6,930,369

Petroleum -- Services - 12.20%

BJ Services Company	24,450	896,581
Baker Hughes Incorporated	30,650	1,862,907
Grant Prideco, Inc.*	10,200	450,024
National Oilwell Varco, Inc.*	15,650	981,255
Patterson-UTI Energy, Inc.	44,200	1,453,517
Schlumberger Limited	19,700	1,913,855
Transocean Inc.*	14,100	982,629
Weatherford International Ltd.*	19,450	704,090
		9,244,858

Railroad - 1.26%

Union Pacific Corporation	11,900	958,069

Real Estate Investment Trust - 2.23%

ProLogis	15,050	703,136
Simon Property Group, Inc.	12,900	988,527
		1,691,663

Retail -- General Merchandise - 0.58%

Federated Department Stores, Inc.	6,581	436,518

Savings and Loans - 0.43%

Capitol Federal Financial	10,000	328,650

Security and Commodity Brokers - 6.96%

Alliance Capital Management L.P.	20,050	1,132,624
Chicago Mercantile Exchange Holdings Inc.	4,050	1,488,335
Franklin Resources, Inc.	5,800	545,258
Marsh & McLennan Companies, Inc.	30,100	955,976
Morgan (J.P.) Chase & Co.	28,952	1,149,105
		5,271,298

Tobacco - 4.03%

Altria Group, Inc.	27,100	2,024,912
Reynolds American Inc.	10,800	1,029,564
		3,054,476

Trucking and Shipping - 1.77%

United Parcel Service, Inc., Class B	17,800	1,337,670

Utilities -- Electric - 1.62%

Dominion Resources, Inc.	10,300	795,160
NiSource Inc.	20,750	432,845
		1,228,005

Utilities -- Gas and Pipeline - 2.68%

Enbridge Inc.	23,000	719,210
Kinder Morgan, Inc.	14,250	1,310,288
		2,029,498

Utilities -- Telephone - 1.57%

BellSouth Corporation	22,050	597,555
Iowa Telecommunications Services, Inc.	38,450	595,590
		1,193,145

TOTAL COMMON STOCKS - 91.19%

		$69,094,099

(Cost: $56,703,722)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Commercial Paper

      Finance Companies - 1.32%

Preferred Receivables Funding Corp.,
4.35%, 1-12-06	$1,000	998,671

      Household -- General Products - 2.64%

Fortune Brands Inc.,
4.3%, 1-3-06	2,000	1,999,522

      Security and Commodity Brokers - 2.21%

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	1,678	1,677,608

Total Commercial Paper - 6.17%

		4,675,801

Municipal Obligation - Taxable - 1.32%

      California

County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.45%, 1-4-06	1,000	1,000,000

United States Government Agency Obligation - 1.32%

Federal Home Loan Bank,
3.3%, 1-3-06	1,000	999,817

TOTAL SHORT-TERM SECURITIES - 8.81%

		$6,675,618

(Cost: $6,675,618)

TOTAL INVESTMENT SECURITIES - 100.00%

		$75,769,717

(Cost: $63,379,340)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Ivy European Opportunities Fund
December 31, 2005
COMMON STOCKS	Shares	Value

Argentina - 1.40%
NDS Group plc, ADR*	100,000	$4,104,500

Austria - 7.10%
AGRANA Beteiligungs-AG (A)	17,160	1,472,883
Andritz AG (A)	20,000	2,198,492
OMV Aktiengesellschaft (A)	180,000	10,548,498
Telekom Austria Aktiengesellschaft (A)	138,000	3,104,171
Wienerberger AG (A)	86,000	3,441,344
		20,765,388
France - 10.90%
Bouygues SA (A)	87,000	4,253,851
France Telecom (A)	290,000	7,206,483
Iliad SA (A)	119,595	7,405,044
Technip-Coflexip (A)	100,000	6,014,183
Total S.A. (A)	27,800	6,983,982
		31,863,543
Germany - 13.20%
Commerzbank Aktiengesellschaft (A)	262,000	8,132,928
Deutsche Post AG (A)	320,000	7,773,924
Deutsche Telekom AG, Registered Shares (A)	390,000	6,491,766
Hypo Real Estate Holding AG (A)	35,000	1,820,711
Pfleiderer Ag, Registered Shares (A)*	427,086	8,140,557
Siemens AG (A)	73,000	6,254,525
		38,614,411
Greece - 1.66%
Coca-Cola Hellenic Bottling Company S.A. (A)	165,000	4,860,123

Hungary - 0.72%
MOL Magyar Olaj-es Gazipari Rt. (A)	7,778	727,639
National Savings and Commercial Bank Ltd. (A)	42,500	1,388,481
		2,116,120
Italy - 8.19%
AZIMUT HOLDING S.P.A. (A)	567,000	4,457,220
ENEL S.p.A. (A)	1,226,792	9,636,621
Eni S.p.A. (A)	125,000	3,467,330
Geox S.p.A. (A)(B)	200,000	2,200,859
UniCredito Italiano S.p.A. (A)	610,000	4,203,062
		23,965,092
Netherlands - 2.17%
Aalberts Industries N.V. (A)	74,000	3,929,227
Pyaterochka Holding N.V., GDR*	167,160	2,415,462
		6,344,689
Norway - 3.02%
Statoil ASA (A)	385,000	8,841,658

Spain - 7.13%
Altadis, S.A. (A)	165,000	7,485,527
Banco Bilbao Vizcaya Argentaria, S.A. (A)	248,000	4,427,575
Cintra Concesiones de Intraestructuras de Transporte (A)	274,000	3,169,261
Telefonica, S.A. (A)	382,949	5,762,347
		20,844,710
Switzerland - 4.32%
austriamicrosystems AG (A)*	117,245	6,201,079
Credit Suisse Group, Registered Shares (A)	100,000	5,098,740
EFG International (A)(B)*	50,000	1,331,761
		12,631,580
United Kingdom - 33.94%
Admiral Group Plc (A)	650,000	5,088,347
Body Shop International PLC (The) (A)	1,100,000	4,977,376
British American Tobacco p.l.c. (A)	256,000	5,725,788
Center Parcs (UK) Group Plc (A)	155,000	185,340
Enterprise Inns plc (A)	160,000	2,582,110
Evolution Group Plc (The) (A)	2,300,000	5,619,118
Halfords Group Plc (A)	1,000,000	6,107,737
IP2IPO Group plc (A)*	323,941	2,864,712
iSOFT Group plc (A)	405,000	2,714,029
Imperial Tobacco Group PLC (A)	70,000	2,091,943
Interserve Plc (A)	333,000	2,073,981
Investec plc (A)	108,000	4,747,518
Kensington Group plc (A)	197,000	3,135,162
MFI Furniture Group Plc (A)	1,715,525	2,361,234
Man Group plc (A)	107,000	3,516,164
Millfield Group plc (A)*	416,894	164,970
Old Mutual plc (A)	1,500,000	4,251,759
Omega International Group PLC (A)	270,000	648,022
Peninsular and Oriental Steam Navigation Company (The) (A)	865,000	6,935,120
Persimmon plc (A)	100,000	2,164,376
Photo-Me International plc (A)	300,000	634,861
Premier Brands Foods plc (A)	1,016,000	5,226,571
Punch Taverns plc (A)	318,368	4,650,387
Regal Petroleum plc (A)*	900,461	1,804,857
Regal Petroleum plc (A)(B)*	1,050,000	2,104,589
Taylor Woodrow plc (A)	325,000	2,127,600
tesco plc (A)	1,700,000	9,695,817
Travis Perkins plc (A)	210,000	5,058,239
		99,257,727

TOTAL COMMON STOCKS - 93.75%		$274,209,541

(Cost: $221,438,039)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 1.71%
Rabobank USA Financial Corp. (Rabobank Nederland),
4.05%, 1-3-06	$5,000	4,998,875

Finance Companies - 1.71%
Preferred Receivables Funding Corp.,
4.26%, 1-12-06	5,000	4,993,492

Security and Commodity Brokers - 2.83%
UBS Finance Delaware LLC (UBS AG),
4.1%, 1-3-06	8,290	8,288,112

TOTAL SHORT-TERM SECURITIES - 6.25%		$18,280,479

(Cost: $18,280,479)

TOTAL INVESTMENT SECURITIES - 100.00%		$292,490,020

(Cost: $239,718,518)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $5,637,209 or 1.93% of total investments.

The Investments of Ivy Global Natural Resources Fund

December 31, 2005

COMMON STOCKS AND WARRANT

	Shares	Value

Australia - 0.27%

Central Asia Gold Limited (A)*	2,710,964	$1,152,697
Energy Resources of Australia Ltd (A)	741,500	5,359,835
		6,512,532

Bermuda - 2.97%

China Gas Holdings Limited (A)*	145,001,000	27,490,468
Tsakos Energy Navigation Limited	450,000	16,501,500
Weatherford International Ltd.*	800,000	28,960,000
		72,951,968

Brazil - 12.43%

Aracruz Celulose S.A., ADR	1,215,000	48,612,150
CPFL Energia S.A., ADR	174,800	6,091,780
Caemi Mineracao e Metalurgia S.A. (A)	17,000,000	24,791,515
Companhia Energetica de Minas Gerais - CEMIG, ADR	350,000	12,901,000
Companhia Siderurgica Nacional, ADR	1,050,000	22,470,000
Companhia Vale do Rio Doce, ADR	1,650,000	67,881,000
Klabin S.A. (A)*	3,500,000	6,211,778
Petroleo Brasileiro S.A. - Petrobras, ADR	650,000	46,325,500
Suzano Bahia Sul Papel E Celulose S.A. (A)	10,525,000	52,978,339
Votorantim Celulose e Papel S.A., ADR	1,400,000	17,206,000
		305,469,062

Canada - 15.62%

Agnico-Eagle Mines Limited (A)	500,000	9,901,501
Barrick Gold Corporation (A)	2,200,000	61,337,692
Cambior Inc. (A)*	15,000,000	41,937,288
Cambior Inc., Warrants (A)*	350,000	60,218
EnCana Corporation (A)	262,500	11,868,898
Ferus Gas Industries Trust (A)(B)(C)*	615,000	1,322,638
Glamis Gold Ltd. (A)*	1,507,200	41,451,403
Goldcorp Inc. (A)	650,000	14,482,343
Hydrogenics Corporation (A)*	1,650,000	5,010,538
IAMGOLD Corporation (A)	1,750,000	13,789,840
Inco Limited (A)	650,000	28,237,774
Placer Dome Inc. (A)	2,600,000	59,539,765
Potash Corporation of Saskatchewan Inc. (A)	200,000	16,017,893
Pure Energy Services Ltd. (A)(B)*	423,000	4,366,639
Savanna Energy Services Corp. (A)*	400,000	9,841,283
Trican Well Service Ltd. (A)*	500,000	24,087,057
Western Oil Sands Inc., Class A (A)*	990,600	23,698,728
ZENON Environmental Inc. (A)*	700,000	10,128,608
zed.i solutions inc. (A)*	4,000,000	5,092,692
zed.i solutions inc. (A)(B)*	1,300,000	1,655,125
		383,827,923

Cayman Islands - 1.48%

Apex Silver Mines Limited*	950,000	15,105,000
Noble Corporation	300,000	21,162,000
		36,267,000

China - 6.03%

Aluminum Corporation of China Limited, ADR	350,000	26,719,000
Aluminum Corporation of China Limited, H Shares (A)	22,662,000	17,244,240
China Petroleum & Chemical Corporation, H Shares (A)	105,000,000	52,136,736
China Shenhua Energy Company Limited, H Shares (A)*	689,000	759,765
China Shenhua Energy Company Limited, H Shares (A)(B)*	9,311,000	10,267,300
PetroChina Company Limited, ADR	450,000	36,882,000
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	3,119,400	4,103,600
		148,112,641

Mexico - 1.99%

Cemex, S.A. de C.V., ADR	825,000	48,947,250

Peru - 1.44%

Compania de Minas Buenaventura S.A.A., ADR	1,250,000	35,375,000

Russia - 0.74%

OAO LUKOIL, ADR	300,000	18,067,500

South Africa - 6.83%

AngloGold Ashanti Limited, ADR	950,000	46,863,500
Gold Fields Limited, ADR	3,250,000	57,297,500
Impala Platinum Holdings Limited (A)	382,500	56,339,787
Mvelaphanda Resources Limited (A)*	2,000,000	7,269,854
		167,770,641

South Korea - 1.45%

POSCO, ADR	250,000	12,377,500
S-Oil Corporation (A)	150,000	10,476,332
SK Corporation (A)	250,000	12,885,196
		35,739,028

Thailand - 2.81%

PTT Public Company Limited (A)	5,805,000	31,978,793
Thai Oil Public Company Limited (A)	24,000,000	37,148,080
		69,126,873

United Kingdom - 1.83%

Randgold Resources Limited, ADR*	2,000,000	32,220,000
Titanium Resources Group Ltd. (A)*	13,057,059	12,804,782
		45,024,782

United States - 38.23%

Air Products and Chemicals, Inc.	650,000	38,473,500
Airgas, Inc.	256,000	8,422,400
Amerada Hess Corporation	200,000	25,364,000
Arch Coal, Inc.	475,000	37,762,500
Atwood Oceanics, Inc.*	600,000	46,818,000
Aventine Renewable Energy Holdings, Inc. (B)(C)*	760,231	9,883,003
Bunge Limited	1,000,000	56,610,000
Century Aluminum Company*	640,000	16,764,800
ChevronTexaco Corporation	900,000	51,093,000
Compass Minerals International, Inc.	400,000	9,816,000
ConocoPhillips	250,000	14,545,000
Diamond Offshore Drilling, Inc.	770,000	53,561,200
Exxon Mobil Corporation	775,000	43,531,750
FMC Technologies, Inc.*	225,000	9,657,000
Grey Wolf, Inc.*	2,900,000	22,417,000
Huntsman Corporation*	1,500,000	25,830,000
Massey Energy Company	1,500,000	56,805,000
Nalco Holdings LLC*	1,500,000	26,565,000
Occidental Petroleum Corporation	585,000	46,729,800
Offshore Logistics, Inc.*	500,000	14,600,000
Patterson-UTI Energy, Inc.	700,000	23,019,500
Peabody Energy Corporation	300,000	24,726,000
Praxair, Inc.	800,000	42,368,000
Rohm and Haas Company	875,000	42,367,500
Sigma-Aldrich Corporation	175,000	11,068,750
Smith International, Inc.	1,300,000	48,243,000
streetTRACKS Gold Trust*	200,000	10,326,000
Transocean Inc.*	1,010,000	70,386,900
Valero Energy Corporation	1,000,000	51,600,000
		939,354,603

TOTAL COMMON STOCKS AND WARRANT - 94.12%

		$2,312,546,803

(Cost: $1,891,261,052)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.05%)	Face Amount in Thousands

Brazilian Real, 3-22-06 (D)	BRL 5,000	3,069
Brazilian Real, 3-22-06 (D)	5,000	(2,113)
Canadian Dollar, 1-18-06 (D)	CAD 142,000	580,320
Canadian Dollar, 2-15-06 (D)	63,000	(330,089)
South African Rand, 1-18-06 (D)	ZAR 98,700	(535,217)
South African Rand, 2-15-06 (D)	113,200	(870,784)
South African Rand, 3-8-06 (D)	85,400	(64,383)
South African Rand, 3-22-06 (D)	95,000	(109,564)
		$(1,328,761)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Commercial Paper

      Aircraft - 0.60%

United Technologies Corporation,
4.32%, 1-3-06	$14,708	14,704,470

      Banks - 0.81%

Rabobank USA Financial Corp. (Rabobank Nederland),
4.05%, 1-3-06	20,000	19,995,500

      Finance Companies - 1.35%

PACCAR Financial Corp.,
4.24%, 1-31-06	6,200	6,178,094
Preferred Receivables Funding Corp.,
4.26%, 1-12-06	7,000	6,990,888
Prudential Funding LLC,
4.28%, 1-11-06	20,000	19,976,222
		33,145,204

      Health Care -- Drugs - 0.77%

Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.23%, 1-9-06	18,885	18,867,248

      Household -- General Products - 0.20%

Kimberly-Clark Worldwide Inc.,
4.12%, 1-3-06	5,000	4,998,856

      Security and Commodity Brokers - 2.10%

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	19,766	19,761,388
UBS Finance Delaware LLC (UBS AG):
4.1%, 1-3-06	21,710	21,705,055
4.33%, 1-10-06	10,000	9,989,175
		51,455,618

Total Commercial Paper - 5.83%

		143,166,896

Municipal Obligation - Taxable - 0.10%

      Kansas

City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
4.35%, 1-3-06	2,595	2,595,000

TOTAL SHORT-TERM SECURITIES - 5.93%

		$145,761,896

(Cost: $145,761,896)

TOTAL INVESTMENT SECURITIES - 100.00%

		$2,456,979,938

(Cost: $2,037,022,948)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $27,494,705 or 1.12% of total investments.

(C)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.
(D)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

The Investments of Ivy International Fund
December 31, 2005
COMMON STOCKS	Shares	Value

Australia - 1.19%
Westpac Banking Corporation (A)	107,000	$1,784,549

Austria - 4.90%
OMV Aktiengesellschaft (A)	100,000	5,860,277
Raiffeisen International Bank-Holding AG (A)*	22,900	1,506,026
		7,366,303
Belgium - 0.62%
KBC Group NV (A)	10,000	931,133

Brazil - 1.11%
Companhia Vale do Rio Doce, ADR	40,500	1,666,170

Canada - 2.56%
EnCana Corporation (A)	57,300	2,590,811
Shoppers Drug Mart Corporation (A)(B)	33,350	1,261,760
		3,852,571
Finland - 0.62%
Nokia OYJ (A)*	51,000	932,849

France - 6.34%
Pinault-Printemps-Redoute SA (A)	7,150	805,430
STMicroelectronics N.V. (A)	30,300	544,178
Sanofi-Aventis (A)	24,500	2,146,400
Total S.A. (A)	12,300	3,090,035
VINCI (A)	34,200	2,941,539
		9,527,582
Germany - 6.89%
Allianz Aktiengesellschaft, Registered Shares (A)	10,000	1,514,793
BASF Aktiengesellschaft (A)	24,200	1,854,530
Commerzbank Aktiengesellschaft (A)	40,000	1,241,668
Continental Aktiengesellschaft (A)	12,400	1,099,554
Fresenius AG (A)	5,430	735,426
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	6,150	832,722
Siemens AG (A)	35,800	3,067,288
		10,345,981
Ireland - 4.68%
Anglo Irish Bank Corporation plc (Great Britain) (A)	280,000	4,253,022
Anglo Irish Bank Corporation plc (Ireland) (A)	65,000	986,539
CRH public limited company (A)	60,700	1,785,062
		7,024,623
Italy - 6.60%
Assicurazioni Generali SpA (A)	36,700	1,282,612
Banca Intesa S.p.A. (A)	151,000	799,987
Banco Popolare di Verona e Novara S.c. a r.l. (A)	51,500	1,041,987
FASTWEB S.p.A. (A)*	20,000	913,966
UniCredito Italiano S.p.A. (A)	455,000	3,135,070
UniCredito Italiano S.p.A. (A)	398,399	2,735,641
		9,909,263
Japan - 30.13%
Bank of Fukuoka, Ltd. (The) (A)	120,000	1,026,667
Canon Inc. (A)	36,070	2,110,340
Central Japan Railway Company (A)	143	1,370,161
CREDIT SAISON CO., LTD. (A)	48,000	2,397,253
DENSO CORPORATION (A)	41,000	1,414,932
Dentsu Inc. (A)	290	944,249
FANUC LTD (A)	10,000	848,773
Honda Motor Co., Ltd. (A)	27,000	1,540,764
Hoya Corporation (A)	50,800	1,826,362
iShares MSCI Japan Index Fund	300,000	4,050,000
Japan Tobacco Inc. (A)	115	1,677,195
KDDI CORPORATION (A)	243	1,401,111
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	250	3,391,699
Mitsubishi Corporation (A)	76,000	1,681,943
Mitsubishi Estate Co., Ltd. (A)	140,000	2,908,382
Mitsui & Co., Ltd. (A)	97,000	1,246,068
Mizuho Financial Group, Inc. (A)	290	2,301,607
ORIX Corporation (A)	9,100	2,318,692
SMC Corporation (A)	14,300	2,043,117
Sega Sammy Holdings Inc. (A)	69,700	2,334,464
Sumitomo Mitsui Financial Group, Inc. (A)	80	847,925
Taisei Corporation (A)	220,000	998,007
Toyota Motor Corporation (A)	61,500	3,191,419
Ushio Inc. (A)	60,000	1,401,620
		45,272,750
Mexico - 1.06%
Cemex, S.A. de C.V., ADR	26,860	1,593,604

Netherlands - 1.34%
ASML Holding N.V. (A)*	101,000	2,020,789

Norway - 0.64%
Statoil ASA (A)	42,000	964,544

Russia - 1.60%
OAO LUKOIL, ADR	40,000	2,409,000

Singapore - 0.56%
DBS Group Holdings Ltd (A)	85,300	846,510

South Korea - 3.35%
Hynix Semiconductor Inc. (A)*	60,000	2,095,266
Samsung Electronics Co., Ltd. (A)	4,500	2,933,670
		5,028,936
Spain - 3.69%
Enagas, S.A. (A)	120,000	2,244,664
Fadesa Inmobiliaria, S.A. (A)	100,000	3,295,962
		5,540,626
Supranational - 1.19%
iShares MSCI EAFE Index Fund	30,000	1,783,800

Sweden - 1.17%
Telefonaktiebolaget LM Ericsson, B Shares (A)	510,000	1,752,533

Switzerland - 8.97%
Compagnie Financiere Richemont SA (A)	20,600	896,709
Credit Suisse Group, Registered Shares (A)	30,500	1,555,116
Holcim Ltd, Registered Shares (A)	22,400	1,525,665
Julius Baer Holding Ltd., Bearer Shares (A)	23,900	1,693,307
Nestle S.A., Registered Shares (A)	10,280	3,074,495
Novartis AG, Registered Shares (A)	61,600	3,236,924
Swiss Reinsurance Company, Registered Shares (A)	20,500	1,500,780
		13,482,996
United Kingdom - 8.51%
BAE SYSTEMS plc (A)	150,000	985,195
BHP Billiton Plc (A)	201,400	3,290,080
IG Group Holdings plc (A)(B)*	155,000	462,683
Reckitt Benckiser plc (A)	51,500	1,701,220
Rio Tinto plc (A)	9,300	424,815
Royal Bank of Scotland Group plc (The) (A)	81,500	2,460,859
Smiths Group plc (A)	51,500	926,810
Standard Chartered PLC (A)	41,000	913,494
tesco plc (A)	283,000	1,614,068
		12,779,224
United States - 1.33%
Inco Limited	23,600	1,028,252
Schlumberger Limited	10,000	971,500
		1,999,752

TOTAL COMMON STOCKS - 99.05%		$148,816,088

(Cost: $108,819,256)

SHORT-TERM SECURITY - 0.95%	Principal Amount in Thousands

Security and Commodity Brokers
UBS Finance Delaware LLC (UBS AG),
4.19%, 1-3-06	$1,430	$1,429,667
(Cost: $1,429,667)

TOTAL INVESTMENT SECURITIES - 100.00%		$150,245,755

(Cost: $110,248,923)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $1,724,443 or 1.15% of total investments.

The Investments of Ivy International Balanced Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Australia - 1.71%

National Australia Bank Limited (A)	54,242	$1,288,380
Qantas Airways Limited (A)	157,000	464,991
Qantas Airways Limited (A)(B)	54,528	161,497
		1,914,868

Belgium - 0.87%

Agfa-Gevaert N.V. (A)	53,270	971,848

Bermuda - 1.74%

ACE Limited	22,750	1,215,760
XL Capital Ltd, Class A	10,870	732,421
		1,948,181

Canada - 1.07%

Barrick Gold Corporation (A)	17,500	487,913
Domtar Inc. (A)	122,610	707,741
		1,195,654

China - 1.01%

China Telecom Corporation Limited (A)	2,700,000	992,436
China Telecom Corporation Limited (A)(B)	360,000	132,325
		1,124,761

Denmark - 1.66%

Vestas Wind Systems A/S (A)*	112,993	1,855,730

Finland - 2.41%

Stora Enso Oyj, Class R (A)	103,390	1,400,288
UPM-Kymmene Corporation (A)	66,310	1,300,027
		2,700,315

France - 3.69%

AXA (A)	28,400	916,552
France Telecom (A)	42,834	1,064,422
SUEZ (A)	22,400	697,456
Sanofi-Aventis (A)	9,978	874,154
Total S.A. (A)	2,280	572,787
		4,125,371

Germany - 3.17%

Deutsche Post AG (A)	63,460	1,541,666
E.ON AG (A)	8,820	913,253
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	5,360	725,755
Volkswagen Aktiengesellschaft (A)	9,430	361,159
		3,541,833

Hong Kong - 2.15%

Cheung Kong (Holdings) Limited (A)	108,000	1,108,046
Hutchison Whampoa Limited, Ordinary Shares (A)	136,000	1,295,338
		2,403,384

Israel - 0.85%

Check Point Software Technologies Ltd.*	47,610	955,295

Italy - 0.73%

Eni S.p.A. (A)	29,307	812,936

Japan - 4.80%

Hitachi, Ltd. (A)	122,000	822,402
KDDI CORPORATION (A)	196	1,130,114
Konica Minolta Holdings, Inc. (A)	55,500	565,188
Nippon Telegraph and Telephone Corporation (A)	194	881,706
Sony Corporation (A)	25,900	1,058,532
Takeda Chemical Industries, Ltd. (A)	16,900	914,249
		5,372,191

Mexico - 1.13%

Telefonos de Mexico, S.A. de C.V., ADR	51,010	1,258,927

Netherlands - 3.99%

Akzo Nobel N.V. (A)	16,030	742,982
ING Groep N.V., Certicaaten Van Aandelen (A)	37,990	1,317,801
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,257,385
Reed Elsevier NV (A)	82,170	1,147,911
		4,466,079

Norway - 2.32%

Norske Skogindustrier ASA (A)	62,671	995,882
Telenor ASA (A)	160,750	1,577,895
Telenor ASA (A)(B)	2,550	25,030
		2,598,807

Portugal - 0.83%

Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	92,240	933,681

Singapore - 1.29%

DBS Group Holdings Ltd (A)	33,000	327,489
Venture Corporation Limited (A)	135,000	1,120,500
		1,447,989

South Africa - 0.71%

Sappi Limited (A)	69,000	790,706

South Korea - 4.68%

KT Corporation, ADR	48,730	1,050,132
Kookmin Bank, ADR	16,440	1,228,232
POSCO, ADR	9,340	462,423
SK Telecom Co., Ltd., ADR	41,000	831,890
Samsung Electronics Co., Ltd. (A)	530	345,521
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,319,290
		5,237,488

Spain - 2.15%

Gamesa Corporacion Tecnologica, S.A. (A)	53,110	777,155
Iberdrola, S.A. (A)	17,743	485,025
Repsol YPF, S.A. (A)	23,438	684,546
Telefonica, S.A., ADR	10,025	451,326
Telefonica, S.A., Brazilian Depositary Receipts (A)	570	8,628
		2,406,680

Sweden - 2.15%

Nordea Bank AB, Finnish Depositary Receipts (A)	113,190	1,183,264
Securitas AB, Class B (A)	73,500	1,221,222
		2,404,486

Switzerland - 2.20%

Lonza Group Ltd, Registered Shares (A)	5,800	354,872
Nestle S.A., Registered Shares (A)	4,100	1,226,209
Swiss Reinsurance Company, Registered Shares (A)	11,950	874,845
		2,455,926

Taiwan - 3.50%

Chunghwa Telecom Co., Ltd., ADR	24,700	453,245
Compal Electronics Inc., GDR	53,235	239,893
Compal Electronics Inc., GDR (B)	128,409	578,650
Lite-On Technology Corporation, GDR	102,998	1,403,384
Mega Financial Holding Company (A)	1,909,000	1,241,593
		3,916,765

United Kingdom - 15.60%

AMVESCAP PLC (A)	26,400	200,760
BAE SYSTEMS plc (A)	179,510	1,179,016
BP p.l.c. (A)	82,800	881,806
Boots Group PLC (A)	64,600	672,419
British Sky Broadcasting Group plc (A)	153,050	1,307,388
Cadbury Schweppes plc (A)	72,900	689,203
Compass Group PLC (A)	690,420	2,619,232
GlaxoSmithKline plc (A)	42,970	1,086,023
Pearson plc (A)	86,110	1,018,540
Rentokil Initial plc (A)	376,520	1,059,151
Rolls-Royce Group plc, B shares (A)	4,028,040	7,069
Royal Bank of Scotland Group plc (The) (A)	58,100	1,754,306
Royal Dutch Shell plc, Class B (A)	27,641	883,591
Shire plc (A)	44,000	563,219
Smiths Group plc (A)	39,780	715,894
Unilever PLC (A)	115,760	1,148,180
Vodafone Group Plc (A)	437,630	944,937
Wm MORRISON SUPERMARKETS PLC (A)	216,740	721,559
		17,452,293

TOTAL COMMON STOCKS - 66.41%

		$74,292,194

(Cost: $62,319,392)

OTHER GOVERNMENT SECURITIES

	Principal Amount in Thousands

Australia - 0.82%

Queensland Treasury Corporation:
6.0%, 8-14-13 (C)	AUD1,200	915,029
6.0%, 10-14-15 (C)	10	7,686
		922,715

Austria - 0.83%

Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	445,892
4.0%, 7-15-09 (C)	70	85,644
5.0%, 7-15-12 (C)	300	393,165
		924,701

Belgium - 0.70%

Belgium Government Bond:
4.75%, 9-28-06 (C)	100	120,147
7.5%, 7-29-08 (C)	405	532,147
5.0%, 9-28-12 (C)	100	131,303
		783,597

Canada - 5.39%

Canadian Government Bond:
3.0%, 6-1-06 (C)	CAD950	815,254
3.25%, 12-1-06 (C)	4,210	3,602,647
4.5%, 9-1-07 (C)	1,040	903,976
6.0%, 6-1-11 (C)	748	707,809
		6,029,686

Denmark - 0.22%

Denmark Government Bond,
5.0%, 11-15-13 (C)	DKK1,400	249,790

Finland - 0.83%

Finland Government Bond:
3.0%, 7-4-08 (C)	EUR400	474,900
5.0%, 4-25-09 (C)	60	75,554
5.75%, 2-23-11 (C)	280	372,989
		923,443

France - 1.47%

France Government Bond OAT:
4.0%, 10-25-09 (C)	712	873,582
4.0%, 4-25-13 (C)	620	771,829
		1,645,411

Germany - 0.78%

Deutsche Bundesrepublik:
6.0%, 7-4-07 (C)	531	657,581
5.0%, 7-4-11 (C)	170	220,326
		877,907

Ireland - 0.64%

Ireland Government Bond,
5.0%, 4-18-13 (C)	540	713,156

Netherlands - 1.08%

Netherlands Government Bond,
5.75%, 2-15-07 (C)	990	1,210,745

Norway - 2.36%

Norway Government Bond,
6.75%, 1-15-07 (C)	NOK17,135	2,638,866

New Zealand - 1.79%

New Zealand Government Bond:
7.0%, 7-15-09 (C)	NZD1,950	1,375,584
6.0%, 11-15-11 (C)	900	621,781
		1,997,365

Poland - 3.29%

Poland Government Bond:
8.5%, 11-12-06 (C)	PLN2,410	766,574
8.5%, 5-12-07 (C)	1,100	355,835
6.0%, 5-24-09 (C)	4,275	1,362,528
6.25%, 10-24-15 (C)	3,250	1,088,146
5.75%, 9-23-22 (C)	320	104,468
		3,677,551

Singapore - 2.31%

Singapore Government Bond,
2.625%, 10-1-07 (C)	SGD4,300	2,584,182

South Korea - 3.86%

South Korea Treasury Bond:
4.75%, 3-3-07 (C)	KRW2,300,000	2,276,061
3.75%, 9-10-07 (C)	1,100,000	1,068,019
4.5%, 9-9-08 (C)	1,000,000	974,748
		4,318,828

Spain - 1.24%

Spain Government Bond:
4.8%, 10-31-06 (C)	EUR100	120,453
6.0%, 1-31-08 (C)	350	439,070
5.0%, 7-30-12 (C)	630	824,612
		1,384,135

Sweden - 2.26%

Sweden Treasury Bill,
0.0%, 9-20-06 (C)	SEK1,500	186,365
Sweden Government Bond:
8.0%, 8-15-07 (C)	15,380	2,100,291
6.5%, 5-5-08 (C)	1,800	245,196
		2,531,852

Thailand - 2.33%

Thailand Treasury Bill:
0.0%, 2-23-06 (C)	THB12,900	313,363
0.0%, 3-9-06 (C)	3,420	82,984
0.0%, 7-27-06 (C)	8,000	190,815
0.0%, 9-7-06 (C)	24,900	591,528
0.0%, 10-5-06 (C)	16,300	386,266
Thailand Government Bond,
8.0%, 12-8-06 (C)	41,250	1,037,499
		2,602,455

TOTAL OTHER GOVERNMENT SECURITIES - 32.20%

		$36,016,385

(Cost: $33,143,001)

SHORT-TERM SECURITY - 1.39%

Security and Commodity Brokers

UBS Finance Delaware LLC (UBS AG),
4.19%, 1-3-06	$1,559	$1,558,637
(Cost: $1,558,637)

TOTAL INVESTMENT SECURITIES - 100.00%

		$111,867,216

(Cost: $97,021,030)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts, GDR - Global Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $2,216,792 or 1.98% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, DKK - Danish Krone, EUR - Euro, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).

The Investments of Ivy International Value Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Australia - 0.43%

Westpac Banking Corporation (A)	17,800	$296,869

Austria - 5.97%

OMV Aktiengesellschaft (A)	40,000	2,344,111
Raiffeisen International Bank-Holding AG (A)*	9,500	624,771
WIENER STADTISCHE Allgemeine Versicherung Aktiengesellschaft (A)	20,000	1,180,343
		4,149,225

Belgium - 2.87%

Fortis (A)	50,000	1,591,746
KBC Group NV (A)	4,300	400,387
		1,992,133

Brazil - 1.78%

Companhia Vale do Rio Doce, ADR	30,000	1,234,200

Canada - 1.53%

EnCana Corporation (A)	23,550	1,064,810

China - 1.27%

China Life Insurance Company Limited, H shares (A)*	1,000,000	883,455

Denmark - 1.09%

TrygVesta A/S (A)(B)*	15,000	758,093

France - 5.22%

ALSTOM (A)*	2,500	143,902
Nexity (A)	10,000	509,075
Peugeot S.A. (A)	10,000	576,557
Sanofi-Aventis (A)	9,742	853,479
Technip-Coflexip (A)	16,000	962,269
Unibail Holding (A)	2,000	266,139
Vivendi Universal (A)	10,000	313,258
		3,624,679

Germany - 7.43%

Commerzbank Aktiengesellschaft (A)	38,000	1,179,585
Continental Aktiengesellschaft (A)	8,000	709,389
E.ON AG (A)	10,000	1,035,434
elexis AG (A)*	30,000	671,978
Hypo Real Estate Holding AG (A)	20,000	1,040,406
IVG Immobilien AG (A)(B)	25,000	526,537
		5,163,329

Hong Kong - 2.52%

Agile Property Holdings Limited (A)(B)*	730,000	353,059
Beijing Capital Land Limited, Class H (A)	2,000,000	586,820
Link Real Estate Investment Trust (The) (A)(B)*	430,000	815,229
		1,755,108

Ireland - 1.36%

Bank of Ireland (A)	60,000	944,748

Italy - 5.84%

Banca Popolare di Milano Scarl (A)	50,000	547,847
Banco Popolare di Verona e Novara S.c. a r.l. (A)	38,000	768,845
Beni Stabili SpA (A)	300,000	289,285
BUZZI UNICEM SpA (A)	30,000	469,532
Fondiaria-SAI S.p.A. (A)	20,000	658,719
UniCredito Italiano S.p.A. (A)	192,500	1,326,376
		4,060,604

Japan - 25.81%

Asatsu-DK Inc. (A)	25,000	794,929
Bank of Fukuoka, Ltd. (The) (A)	50,000	427,778
Central Japan Railway Company (A)	57	546,148
Chubu Electric Power Company, Incorporated (A)	20,000	476,534
Electric Power Development Co., Ltd. (A)(B)	30,000	1,030,229
Hokuhoku Financial Group, Inc. (A)	124,000	579,336
Honda Motor Co., Ltd. (A)	11,000	627,719
Ichiyoshi Securities Co., Ltd. (A)	100,000	1,789,121
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	90	1,221,012
Kubota Corporation (A)	100,000	840,293
Mitsubishi Corporation (A)	29,000	641,794
Mitsubishi Estate Co., Ltd. (A)	62,000	1,287,998
Mitsui & Co., Ltd. (A)	36,000	462,458
Mitsui Trust Holdings, Inc. (A)	25,000	300,165
Mizuho Financial Group, Inc. (A)	110	873,023
Nikko Exchange Traded Index (A)	8,410	1,159,508
Nintendo Co., Ltd. (A)	6,000	724,976
Nippon Telegraph and Telephone Corporation (A)	120	545,385
Nishi-Nippon City Bank, Ltd. (The) (A)	116,000	692,449
Secom Co., Ltd. (A)	15,000	784,754
Sega Sammy Holdings Inc. (A)	28,900	967,948
Sumitomo Mitsui Financial Group, Inc. (A)	30	317,972
Tochigi Bank, Ltd. (The) (A)	50,000	436,681
Tokyo Electric Power Company, Incorporated (The) (A)	16,500	400,835
		17,929,045

Netherlands - 2.62%

Koninklijke Philips Electronics N.V., Ordinary Shares (A)	30,000	932,317
Royal Boskalis Westminster nv, Certicaaten Van Aandelen (A)	8,800	586,028
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	15,000	303,314
		1,821,659

Norway - 2.21%

Cermaq ASA (A)(B)*	81,600	661,935
Stolt Offshore S.A. (A)*	75,000	872,313
		1,534,248

South Korea - 6.08%

Hynix Semiconductor Inc. (A)*	50,000	1,746,055
iShares MSCI South Korea Index Fund	10,000	446,100
Kyeryong Construction Industrial Co. Ltd (A)	20,000	595,538
Samsung Electronics Co., Ltd. (A)	2,200	1,434,238
		4,221,931

Spain - 6.20%

Altadis, S.A. (A)	10,000	453,668
Enagas, S.A. (A)	70,000	1,309,387
Fadesa Inmobiliaria, S.A. (A)	40,000	1,318,385
Fadesa Inmobiliaria, S.A. (A)(B)	15,000	494,394
Repsol YPF, S.A. (A)	25,000	730,167
		4,306,001

Switzerland - 5.56%

Credit Suisse Group, Registered Shares (A)	13,300	678,132
Holcim Ltd, Registered Shares (A)	7,750	527,853
Julius Baer Holding Ltd., Bearer Shares (A)	10,000	708,497
Swiss Reinsurance Company, Registered Shares (A)	11,000	805,297
Verwaltungs- und Privat-Bank Aktiengesellschaft (A)	3,000	502,036
Zurich Financial Services, Registered Shares (A)*	3,000	639,245
		3,861,060

United Kingdom - 9.88%

ARM Holdings plc (A)	300,000	624,538
BAE SYSTEMS plc (A)	100,000	656,797
BHP Billiton Plc (A)	86,860	1,418,949
British American Tobacco p.l.c. (A)	40,000	894,654
Kazakhmys PLC (A)*	50,000	665,399
Royal Bank of Scotland Group plc (The) (A)	33,300	1,005,480
Royal Dutch Shell plc, Class A (A)	40,000	1,220,832
Vedanta Resources plc (A)(B)	25,200	376,550
		6,863,199

United States - 0.94%

Inco Limited	15,000	653,550

TOTAL COMMON STOCKS - 96.61%

		$67,117,946

(Cost: $52,658,279)

SHORT-TERM SECURITY - 3.39%

	Principal Amount in Thousands

Security and Commodity Brokers

UBS Finance Delaware LLC (UBS AG),
4.19%, 1-3-06	$2,358	$2,357,451
(Cost: $2,357,451)

TOTAL INVESTMENT SECURITIES - 100.00%

		$69,475,397

(Cost: $55,015,730)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $5,016,026 or 7.22% of total investments.

The Investments of Ivy Mortgage Securities Fund

December 31, 2005

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands	Value

Finance Companies - 42.09%

ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	$1,607	$1,621,567
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	1,485	1,496,279
Asset Securitization Corporation (Interest Only):
1.65786%, 10-13-26 (A)	9,088	291,326
2.33714%, 8-13-29	7,580	590,006
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,800	1,876,410
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	1,592	1,590,917
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	1,117	1,113,496
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-PB1,
6.15%, 5-11-35 (A)	2,000	2,035,535
Series 2002-2,
6.2%, 7-11-43 (A)	1,200	1,236,195
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,264	1,281,129
Banc of America Funding Corporation,
5.00945%, 9-20-34	1,549	1,524,611
Banc of America Mortgage 2005-J Trust,
5.11109%, 11-25-35	2,928	2,912,171
Banc of America Mortgage Trust 2004-2:
5.0%, 3-25-19	334	324,291
5.0%, 3-25-19	260	249,522
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	450	431,090
4.875%, 4-25-19	241	228,104
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,818,769
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	582
2.57%, 3-25-11 (A)	10	250
7.54%, 5-31-17 (A)	84	4,198
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	1,419	1,406,069
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000	2,054,208
7.015%, 1-10-28	1,448	1,476,627
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	845	850,692
C-Bass Mortgage Loan Asset-Backed Certificates:
Series 2005-CB3,
5.109%, 12-25-34	1,254	1,204,452
Series 2005-CB6,
4.80875%, 7-25-35	590	589,993
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,401,367
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	2,301	2,232,951
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,667	2,571,173
Chase Mortgage Finance Trust:
Series 2003-S11,
5.5%, 10-25-33	1,052	1,031,792
Series 2003-S2,
5.0%, 3-25-18	1,217	1,205,876
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	43	43,279
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,200	1,215,317
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.42%, 12-15-35 (A)	2,050	2,013,698
4.8%, 12-15-35 (A)	1,275	1,240,943
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36	5,000	4,846,921
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	796	799,861
FFCA Secured Lending Corporation:
5.47%, 2-18-22 (A)	1,500	1,403,008
5.72%, 2-18-22 (A)	1,000	927,536
First Franklin Mortgage Loan Trust 2004-FFB,
5.7245%, 6-25-24	2,175	2,177,098
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (A)	298	297,698
GMAC Commercial Mortgage Securities, Inc. Series 2002-C2 Trust,
6.756%, 10-15-38 (A)	1,150	1,235,984
GRMT Fairbanks Trust,
6.47%, 6-20-32 (A)	741	747,878
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	869	828,976
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	1,212	1,175,392
5.25%, 11-25-32 (A)	565	551,112
Green Tree Financial Corporation:
7.65%, 4-15-19	1,030	1,065,379
8.3%, 11-15-19	822	853,261
9.1%, 4-15-25	1,075	1,368,588
Heller Financial Commercial Mortgage Asset Corp.,
6.75%, 1-17-34 (A)	1,925	2,030,592
Hilton Hotel Pool Trust:
4.81125%, 10-3-15 (A)	500	502,683
7.653%, 10-3-15 (A)	1,955	2,059,858
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	1,000	988,722
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	2,300	2,382,850
J.P. Morgan Mortgage Trust 2004-A3,
4.3161%, 7-25-34	1,714	1,665,803
J.P. Morgan Mortgage Trust 2005-S2,
5.66512%, 9-25-35	2,309	2,264,034
LB-UBS Commercial Mortgage Trust 2005-C7,
5.197%, 11-15-30	2,000	2,006,535
Lehman ABS Manufactured Housing Contract Trust 2001-B,
5.873%, 5-15-22	1,054	1,062,748
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057	3,064,765
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,661	1,634,107
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	790	787,565
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	85	85,223
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	428	438,332
6.497%, 8-15-37	1,555	1,566,400
Mid-State Trust:
7.34%, 7-1-35	1,680	1,756,629
7.4%, 7-1-35	1,586	1,653,956
7.79%, 7-1-35	697	726,607
Money Store Trust 1998-B (The),
4.51938%, 8-15-29	2,279	2,279,168
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (Interest Only) (A)	33,476	1,101,695
5.88%, 11-28-35 (A)	680	660,106
5.88%, 11-28-35 (A)	340	337,732
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2:
5.0%, 8-20-30 (A)	1,000	939,506
7.105%, 8-20-30 (A)	1,040	1,114,968
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	1,650	1,699,615
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (A)	646	655,641
7.375%, 8-15-27	572	583,506
Origen Manufactured Housing Contract Trust 2004-A:
2.02%, 10-15-13	20	19,966
5.7%, 1-15-35	543	542,275
5.91%, 1-15-35	1,600	1,598,782
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400	387,321
Origen Manufactured Housing Contract Trust 2005-A,
4.97%, 10-15-21	935	922,881
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	360	361,913
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,509,235
Prudential Home Mortgage Securities:
6.98%, 9-28-08 (A)	20	20,058
6.73%, 4-28-24 (A)	6	5,747
8.0334%, 9-28-24 (A)	37	36,337
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	2,202	2,164,707
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,571	2,522,046
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	1,075	1,044,305
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	375	356,897
4.5%, 5-25-19	187	175,734
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30	1,871	1,935,391
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	56	55,900
Structured Asset Mortgage Investments, Inc.:
6.75%, 4-30-30	25	25,278
6.75%, 4-30-30	12	11,543
Structured Asset Securities Corporation:
5.63%, 5-25-34	1,100	1,090,420
6.0%, 6-25-34	2,750	2,747,885
Vanderbilt Mortgage and Finance, Inc.:
7.525%, 7-7-14	65	64,983
7.07%, 12-7-14	314	317,295
7.955%, 12-7-24	1,000	1,050,250
7.525%, 11-7-26	915	942,428
Wachovia Bank Commercial Mortgage Trust (The):
4.942%, 11-15-34 (A)	964	907,417
4.942%, 11-15-34 (A)	306	292,753
Wells Fargo Mortgage Backed Securities:
2003-K Trust (The),
4.52042%, 11-25-33	1,200	1,174,932
2004-1 Trust (The),
5.5%, 2-25-34	1,684	1,635,768
		120,413,370

Real Estate Investment Trust - 0.26%

Covenant Retirement Communities, Inc.,
7.0%, 6-1-06	750	749,126

Security and Commodity Brokers - 0.22%

Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	629	627,138

TOTAL CORPORATE DEBT SECURITIES - 42.57%

		$121,789,634

(Cost: $123,812,302)

UNITED STATES GOVERNMENT AGENCY       OBLIGATIONS

Mortgage-Backed Obligations

Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.0%, 4-1-17	1,976	2,017,317
5.5%, 12-1-17	954	960,808
5.5%, 9-1-19	2,001	2,013,351
5.5%, 5-1-20	2,085	2,097,350
5.5%, 6-1-20	1,752	1,762,747
3.5%, 2-15-30	2,000	1,858,291
6.5%, 9-1-32	1,448	1,496,856
5.5%, 5-1-34	1,620	1,613,246
5.5%, 5-1-34	1,193	1,187,501
6.5%, 5-1-34	1,242	1,273,194
5.5%, 10-1-34	1,318	1,307,788
5.5%, 1-1-35	7,775	7,702,109
5.5%, 7-1-35	3,717	3,683,637
5.5%, 10-1-35	1,978	1,962,075
5.0%, 12-1-35	2,700	2,613,092
5.0%, 12-1-35	1,000	968,125
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,975	1,989,358
6.0%, 1-1-18	589	602,424
5.5%, 2-1-18	599	603,747
5.5%, 3-1-18	2,796	2,814,893
5.0%, 5-1-18	1,805	1,788,628
5.0%, 10-1-18	1,878	1,860,678
5.5%, 9-1-19	475	477,939
5.5%, 2-1-24	684	684,453
6.0%, 8-1-29	542	548,699
7.0%, 11-1-31	271	282,947
6.5%, 2-1-32	251	259,237
6.5%, 2-1-32	197	203,729
6.5%, 2-1-32	176	181,785
7.0%, 2-1-32	351	367,964
7.0%, 3-1-32	504	529,080
6.5%, 4-1-32	104	107,879
6.5%, 5-1-32	190	195,559
6.5%, 7-1-32	940	971,337
6.0%, 9-1-32	198	201,134
6.0%, 10-1-32	1,267	1,287,865
6.0%, 10-1-32	1,220	1,238,939
6.5%, 10-1-32	93	96,047
6.0%, 11-1-32	1,089	1,105,339
6.0%, 11-1-32	640	650,323
6.0%, 3-1-33	1,632	1,658,105
6.0%, 3-1-33	1,512	1,536,717
6.0%, 3-1-33	1,121	1,137,613
6.0%, 3-1-33	320	324,647
5.5%, 4-1-33	2,078	2,065,120
5.5%, 5-1-33	727	721,307
5.5%, 5-1-33	368	365,486
6.0%, 6-1-33	2,250	2,273,901
5.0%, 11-1-33	2,042	1,986,130
6.0%, 12-1-33	697	705,958
5.0%, 1-1-34	2,003	1,947,999
5.5%, 1-1-34	1,141	1,132,391
5.5%, 1-1-34	876	869,995
6.0%, 1-1-34	490	494,440
5.0%, 3-1-34	4,189	4,073,741
5.0%, 3-1-34	461	447,706
5.5%, 3-1-34	3,103	3,080,434
5.5%, 4-1-34	2,461	2,443,681
5.5%, 4-1-34	2,070	2,052,159
5.5%, 4-1-34	764	756,775
5.0%, 5-1-34	216	209,667
5.5%, 7-1-34	2,206	2,191,236
6.0%, 8-1-34	772	779,055
5.5%, 9-1-34	1,710	1,696,180
6.0%, 9-1-34	1,339	1,351,441
6.5%, 9-1-34	2,321	2,381,340
5.5%, 10-1-34	2,472	2,450,618
5.5%, 11-1-34	932	924,188
6.0%, 11-1-34	589	594,727
6.5%, 11-1-34	121	124,310
6.0%, 12-1-34	6,715	6,778,457
5.5%, 1-1-35	847	839,264
4.5%, 2-1-35	534	504,117
5.5%, 2-1-35	3,241	3,214,869
5.5%, 2-1-35	2,488	2,470,248
5.5%, 2-1-35	1,415	1,402,477
4.795%, 3-1-35	2,862	2,819,784
5.0%, 3-1-35	242	235,116
6.5%, 3-1-35	1,847	1,898,571
6.0%, 4-1-35	2,443	2,465,790
5.0%, 5-1-35	1,003	971,725
5.176%, 6-1-35	1,460	1,455,986
6.0%, 6-1-35	3,537	3,570,288
4.681%, 7-1-35	1,820	1,803,375
5.5%, 7-1-35	991	981,438
4.5%, 9-1-35	1,190	1,120,568
4.5%, 10-1-35	1,836	1,729,231
5.5%, 10-1-35	2,045	2,029,220
5.5%, 10-1-35	1,146	1,136,811
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.30293%, 3-16-34	8,797	465,889
1.02697%, 7-16-40	7,080	316,935
0.36343%, 3-16-42	21,235	354,714
0.97748%, 6-17-45	20,445	1,208,492
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	690	715,512
6.25%, 7-15-24	356	371,444
5.0%, 7-15-34	1,156	1,142,084
5.5%, 12-15-34	2,176	2,190,634
5.5%, 12-15-34	1,392	1,401,770
5.5%, 12-15-34	790	795,675
5.5%, 1-1-35	2,840	2,856,864
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1:
7.21102%, 2-15-25	297	311,112
1995-1 Class 2,
7.7925%, 2-15-25	98	105,730

TOTAL UNITED STATES GOVERNMENT       AGENCY OBLIGATIONS - 51.04%

		$146,008,727

(Cost: $148,293,775)

SHORT-TERM SECURITIES

Finance Companies - 1.74%

Prudential Funding LLC,
4.28%, 1-11-06	5,000	4,994,056

Health Care -- Drugs - 1.75%

Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.23%, 1-9-06	5,000	4,995,300

Security and Commodity Brokers - 2.90%

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	8,305	8,303,062

TOTAL SHORT-TERM SECURITIES - 6.39%

		$18,292,418

(Cost: $18,292,418)

TOTAL INVESTMENT SECURITIES - 100.00%

		$286,090,779

(Cost: $290,398,495)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $33,228,712 or 11.61% of total investments.

The Investments of Ivy Pacific Opportunities Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Australia - 3.66%

BHP Billiton Plc (A)	157,150	$2,620,952
Novogen LTD (A)*	260,510	951,080
Rio Tinto Limited (A)	43,470	2,198,883
		5,770,915

Cayman Islands - 0.45%

China Paradise Electronics Retail Limited (A)(B)*	2,000,000	709,343

China - 12.96%

China Life Insurance Company Limited, H Shares (A)*	2,579,000	2,278,430
China Mobile (Hong Kong) Limited (A)	260,000	1,230,646
China Netcom Group Corporation (Hong Kong) Limited (A)	916,500	1,483,440
China Petroleum & Chemical Corporation, H Shares (A)	2,782,000	1,381,375
China Resources Power Holdings Company Limited (A)	1,600,000	902,801
China Resources Power Holdings Company Limited (A)(B)	1,000,000	564,250
China Shenhua Energy Company Limited, H Shares (A)(B)*	1,500,000	1,654,060
eLong, Inc., ADR*	39,950	403,295
Heng Tai Consumables Group Limited (A)	4,670,000	668,550
PetroChina Company Limited, H Shares (A)(B)	1,526,000	1,249,747
PORTS DESIGN LIMITED (A)	1,000,000	1,160,744
PORTS DESIGN LIMITED (A)(B)	500,000	580,372
SINA Corporation*	52,000	1,258,400
Sino-Forest Corporation, Class A (A)(B)*	217,000	922,173
Vimicro International Corporation, ADR*	170,000	1,660,050
Wah Sang Gas Holdings Limited (A)(C)*	736,000	15,188
Weichai Power Co., Ltd. (A)	600,000	1,013,716
ZTE Corporation, H Shares (A)	600,000	2,019,694
		20,446,931

Hong Kong - 13.12%

ASM Pacific Technology Limited (A)	250,000	1,410,626
Agile Property Holdings Limited (A)(B)*	1,620,000	783,502
Cheung Kong (Holdings) Limited (A)	220,000	2,257,130
China Oilfield Services Limited (A)	4,000,000	1,612,144
Chitaly Holdings Limited (A)	1,240,000	595,719
Dah Sing Financial Holdings Limited (A)	200,010	1,390,382
GST Holdings Limited (A)(B)	1,630,000	292,211
Hutchison Whampoa Limited, Ordinary Shares (A)	260,000	2,476,382
Lee & Man Paper Manufacturing Limited (A)	900,000	998,239
Lee & Man Paper Manufacturing Limited (A)(B)	400,000	443,662
Link Real Estate Investment Trust (The) (A)(B)*	532,000	1,008,609
Panva Gas Holdings Limited (A)*	2,000,000	1,064,015
Regal Hotels International Holdings Limited (A)	21,000,000	1,489,621
Sinolink Worldwide Holdings Limited (A)	7,800,000	2,238,301
Sun Hung Kai Properties Limited (A)	128,000	1,246,381
Wharf (Holdings) Limited (The) (A)	392,000	1,385,257
		20,692,181

India - 5.09%

ICICI Bank Limited, ADR	56,000	1,612,800
Infosys Technologies Limited (A)	45,000	2,997,083
ONGC Videsh Limited (A)	108,460	2,832,205
Patni Computer Systems Limited, ADR*	25,000	579,500
		8,021,588

Indonesia - 1.03%

PT Gudang Garam Tbk (A)	459,000	543,983
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	1,800,000	1,080,366
		1,624,349

Malaysia - 2.90%

AmcorpGroup Berhad (A)*	2,500,000	648,234
DiGi.Com Berhad (A)*	400,000	825,506
Genting Berhad (A)	200,000	1,132,425
IOI Corporation Berhad (A)	400,000	1,312,343
Malaysia International Shipping Corporation Berhad (A)	250,200	655,372
		4,573,880

Singapore - 7.07%

DBS Group Holdings Ltd (A)	266,000	2,639,762
Hongkong Land Holdings Limited	401,000	1,259,140
Keppel Corporation Limited (A)	362,540	2,398,544
Keppel Land Limited (A)	550,000	1,210,718
SembCorp Industries Ltd (A)	1,000,000	1,647,972
Singapore Telecommunications Limited (A)	1,273,000	1,998,334
		11,154,470

South Korea - 25.21%

Cheil Industries Inc. (A)	57,230	1,590,902
Daelim Industrial Co., Ltd. (A)	17,060	1,215,136
Hana Financial Group, Inc. (A)*	100,000	4,570,411
Honam Petrochemical Corp. (A)	24,200	1,197,012
Hynix Semiconductor Inc. (A)*	100,000	3,492,111
Hyundai Mipo Dockyard Co., Ltd. (A)	27,000	1,637,335
Hyundai Motor Company (A)	30,000	2,887,669
iShares MSCI South Korea Index Fund	50,000	2,230,500
Kookmin Bank (A)	63,000	4,767,770
Kyeryong Construction Industrial Co. Ltd (A)	46,000	1,369,738
LG Chem, Ltd. (A)	18,500	1,043,181
LG.Philips LCD Co., Ltd., ADR*	73,000	1,566,580
SK Corporation (A)	35,000	1,803,927
SK Telecom Co., Ltd. (A)	9,000	1,611,515
Samsung Electronics Co., Ltd. (A)	11,800	7,692,734
Samsung SDI Co., Ltd. (A)	9,450	1,089,108
		39,765,629

Supranational - 1.25%

iShares MSCI Pacific ex-Japan Index Fund	20,000	1,972,800

Taiwan - 18.31%

Asia Optical Co., Inc. (A)	209,000	1,435,715
Asustek Computer Inc. (A)	580,000	1,784,534
Cathay Financial Holding Co., Ltd. (A)	1,680,000	3,045,101
Cheng Shin Rubber Industry Co., Ltd. (A)*	800,000	706,746
Chunghwa Telecom Co., Ltd., ADR	137,000	2,513,950
Compal Communications, Inc. (A)	560,000	2,610,086
Formosa Plastics Corporation (A)	1,479,000	2,275,281
Hon Hai Precision Ind. Co., Ltd. (A)	560,000	3,070,690
iShares MSCI Taiwan Index Fund	200,000	2,496,000
MediaTek Incorporation (A)	270,000	3,183,099
Quanta Computer Inc. (A)	1,359,306	1,908,946
TSRC Corporation (A)	1,301,000	713,387
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,649,227	3,140,045
		28,883,580

Thailand - 5.31%

Bangkok Bank Public Company Limited (A)	824,000	2,309,811
KASIKORNBANK PUBLIC COMPANY LIMITED (A)	1,164,600	2,129,068
LAND AND HOUSES PUBLIC COMPANY LIMITED (A)	3,405,700	738,836
PTT Public Company Limited (A)	239,000	1,316,612
Silicon Motion Technology Corporation, ADR*	60,000	719,400
Thai Oil Public Company Limited (A)	400,000	619,135
Thai Oil Public Company Limited (A)(B)	350,000	541,743
		8,374,605

United Kingdom - 1.06%

Standard Chartered PLC (A)	75,000	1,676,307

TOTAL COMMON STOCKS - 97.42%

		$153,666,578

(Cost: $127,248,790)

SHORT-TERM SECURITY - 2.58%

Principal Amount in Thousands

Security and Commodity Brokers

UBS Finance Delaware LLC (UBS AG),
4.19%, 1-3-06	$4,073	$4,072,052
(Cost: $4,072,052)

TOTAL INVESTMENT SECURITIES - 100.00%

$157,738,630

(Cost: $131,320,842)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $8,749,672 or 5.55% of total investments.

(C)Security valued in good faith by the Valuation Committee of the Board of Trustees.

The Investments of Ivy Real Estate Securities Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Business Equipment and Services - 3.64%

Brookfield Properties Corporation	525,300	$15,454,326

Hotels and Gaming - 9.67%

Hilton Hotels Corporation	614,700	14,820,417
Marriott International, Inc., Class A	74,900	5,016,053
Starwood Hotels & Resorts Worldwide, Inc.	331,100	21,144,046
		40,980,516

Multiple Industry - 5.74%

DiamondRock Hospitality Company	323,900	3,873,844
Eagle Hospitality Properties Trust, Inc.	103,700	791,231
Education Realty Trust, Inc.	313,600	4,042,304
NorthStar Realty Finance Corp.	445,800	4,542,702
Republic Property Trust*	117,300	1,407,600
Sunstone Hotel Investors, Inc.	207,200	5,505,304
U-Store-It Trust	198,000	4,167,900
		24,330,885

Real Estate Investment Trust - 77.97%

Alexandria Real Estate Equities, Inc.	56,000	4,508,000
American Campus Communities, Inc.	282,100	6,996,080
Archstone-Smith Trust	182,800	7,657,492
AvalonBay Communities, Inc.	105,800	9,442,650
BioMed Realty Trust, Inc.	388,712	9,484,573
Boston Properties, Inc.	109,400	8,109,822
Brandywine Realty Trust	341,700	9,536,847
CBL & Associates Properties, Inc.	43,700	1,726,587
Camden Property Trust	203,100	11,763,552
Columbia Equity Trust, Inc.	133,800	2,160,870
Cousins Properties Incorporated	187,200	5,297,760
Developers Diversified Realty Corporation	334,100	15,709,382
Equity Lifestyle Properties, Inc.	52,100	2,318,450
Equity Office Properties Trust	70,000	2,123,100
Equity One, Inc.	314,200	7,264,304
Equity Residential	376,800	14,740,416
Essex Property Trust, Inc.	38,500	3,549,700
Extra Space Storage Inc.	228,934	3,525,584
First Industrial Realty Trust, Inc.	161,300	6,210,050
First Potomac Realty Trust	95,300	2,534,980
General Growth Properties, Inc.	367,540	17,270,705
Gramercy Capital Corp.	144,000	3,280,320
Hersha Hospitality Trust	257,300	2,318,273
Home Properties, Inc.	61,800	2,521,440
Host Marriott Corporation	359,100	6,804,945
Innkeepers USA Trust	95,400	1,526,400
Kilroy Realty Corporation	16,900	1,046,110
Kimco Realty Corporation	411,700	13,207,336
Kite Realty Group Trust	553,600	8,564,192
Liberty Property Trust	96,000	4,113,600
Maguire Properties, Inc.	176,600	5,456,940
Mills Corporation (The)	178,600	7,490,484
Newcastle Investment Corp.	120,600	2,996,910
Pan Pacific Retail Properties, Inc.	32,900	2,200,681
ProLogis	627,665	29,324,509
Public Storage, Inc.	103,300	6,995,476
Regency Centers Corporation	83,000	4,892,850
SL Green Realty Corp.	23,700	1,810,443
Simon Property Group, Inc.	316,900	24,284,047
Spirit Finance Corporation	408,400	4,635,340
Spirit Finance Corporation (A)	70,700	802,445
Strategic Hotel Capital, L.L.C.	282,500	5,813,850
Trizec Properties, Inc.	507,200	11,625,024
United Dominion Realty Trust, Inc.	367,042	8,603,464
Ventas, Inc.	179,700	5,753,994
Vornado Realty Trust	118,500	9,891,195
Winston Hotels, Inc.	267,300	2,646,270
		330,537,442

Retail -- Specialty Stores - 0.95%

Forest City Enterprises, Inc., Class A	105,678	4,008,366

TOTAL COMMON STOCKS - 97.97%

		$415,311,535

(Cost: $334,568,954)

SHORT-TERM SECURITIES

	Principal Amount in Thousands

Banks - 1.30%

Rabobank USA Financial Corp. (Rabobank Nederland),
4.125%, 1-3-06	$5,533	5,531,732

Security and Commodity Brokers - 0.73%

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	3,094	3,093,278

TOTAL SHORT-TERM SECURITIES - 2.03%

		$8,625,010

(Cost: $8,625,010)

TOTAL INVESTMENT SECURITIES - 100.00%

		$423,936,545

(Cost: $343,193,964)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of this security amounted to 0.19% of total investments.

The Investments of Ivy Small Cap Value Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Banks - 9.65%

Cathay General Bancorp	30,300	$1,088,830
Central Pacific Financial Corp.	31,600	1,135,072
First Niagara Financial Group, Inc.	113,800	1,648,393
Gold Banc Corporation, Inc.	128,000	2,334,080
Taylor Capital Group, Inc.	21,300	857,645
Trustmark Corporation	59,500	1,634,168
Umpqua Holdings Corporation	42,300	1,204,070
Wintrust Financial Corporation	31,400	1,721,662
		11,623,920

Business Equipment and Services - 7.38%

Brink's Company (The)	80,600	3,861,546
CACI International Inc*	13,400	768,892
Heidrick & Struggles International, Inc.*	17,400	557,235
Laidlaw International, Inc.	82,800	1,923,444
Lennox International Inc.	63,100	1,779,420
		8,890,537

Capital Equipment - 1.30%

Actuant Corporation, Class A	28,100	1,567,980

Chemicals -- Specialty - 1.19%

Airgas, Inc.	43,400	1,427,860

Coal - 1.74%

Foundation Coal Holdings, Inc.	55,000	2,090,000

Communications Equipment - 2.13%

Dycom Industries, Inc.*	57,700	1,269,400
Polycom, Inc.*	34,800	531,744
Tekelec*	55,000	763,950
		2,565,094

Computers -- Peripherals - 3.01%

Borland Software Corporation*	173,700	1,133,392
Electronics for Imaging, Inc.*	33,300	884,115
Imation Corp.	26,100	1,202,427
TIBCO Software Inc.*	55,029	410,791
		3,630,725

Construction Materials - 2.12%

Walter Industries, Inc.	51,400	2,555,608

Containers - 3.80%

AptarGroup, Inc.	17,600	918,720
Jarden Corporation*	82,250	2,479,838
Packaging Corporation of America	23,200	532,440
Smurfit-Stone Container Corporation*	45,500	644,280
		4,575,278

Cosmetics and Toiletries - 0.33%

Playtex Products, Inc.*	29,200	399,164

Defense - 0.77%

Hexcel Corporation*	51,471	929,052

Electronic Components - 2.55%

Axcelis Technologies, Inc.*	122,000	581,330
Thomas & Betts Corporation*	59,400	2,492,424
		3,073,754

Finance Companies - 1.03%

Hanover Insurance Group, Inc. (The)	29,600	1,236,392

Food and Related - 1.79%

Hain Celestial Group, Inc. (The)*	71,500	1,510,080
Lance, Inc.	34,800	647,628
		2,157,708

Forest and Paper Products - 1.64%

Bowater Incorporated	33,600	1,032,192
OfficeMax Incorporated	37,200	943,392
		1,975,584

Health Care -- Drugs - 1.57%

Andrx Corporation*	50,600	833,635
Par Pharmaceutical Companies, Inc.*	33,600	1,053,024
		1,886,659

Health Care -- General - 2.51%

PolyMedica Corporation	29,200	976,010
Sybron Dental Specialties, Inc.*	51,300	2,042,253
		3,018,263

Hospital Supply and Management - 0.64%

HealthSouth Corporation*	159,100	775,612

Hotels and Gaming - 4.25%

Gaylord Entertainment Company*	54,600	2,380,014
Kerzner International Limited*	21,700	1,491,875
Pinnacle Entertainment, Inc.*	50,400	1,245,384
		5,117,273

Insurance -- Life - 0.83%

Universal American Financial Corp.*	66,300	1,002,124

Insurance -- Property and Casualty - 1.95%

Max Re Capital Ltd.	90,300	2,344,188

Leisure Time Industry - 1.72%

K2 Inc.*	92,100	931,131
RC2 Corporation*	32,200	1,143,261
		2,074,392

Motion Pictures - 0.83%

Regal Entertainment Group	52,800	1,004,256

Motor Vehicle Parts - 0.82%

Tenneco Automotive Inc.*	50,200	984,422

Motor Vehicles - 0.82%

Winnebago Industries, Inc.	29,600	985,088

Multiple Industry - 9.37%

American Commercial Lines Inc.*	45,700	1,385,167
Aspen Insurance Holdings Limited	63,600	1,505,412
Diamond Foods, Inc.*	42,300	835,002
ITC Holdings Corp.	40,100	1,126,409
K&F Industries Holdings, Inc.*	51,700	794,112
Maidenform Brands, Inc.*	38,401	486,157
New York & Company, Inc.*	27,034	573,121
NorthWestern Corporation	54,300	1,684,658
Platinum Underwriters Holdings, Ltd.	41,400	1,286,298
U-Store-It Trust	76,700	1,614,535
		11,290,871

Non-Residential Construction - 2.04%

Washington Group International, Inc.	46,400	2,457,576

Petroleum -- Domestic - 2.29%

Comstock Resources, Inc.*	31,100	948,861
Whiting Petroleum Corporation*	45,278	1,811,120
		2,759,981

Publishing - 2.18%

Banta Corporation	52,700	2,624,460

Real Estate Investment Trust - 2.21%

Accredited Home Lenders Holding Co.*	21,019	1,041,702
HomeBanc Corp.	119,500	893,860
Trustreet Properties, Inc.	49,800	728,076
		2,663,638

Restaurants - 2.64%

Landry's Restaurants, Inc.	36,700	980,257
Lone Star Steakhouse & Saloon, Inc.	49,600	1,176,016
Triarc Companies, Inc.	61,400	1,027,836
		3,184,109

Retail -- General Merchandise - 3.28%

BJ's Wholesale Club, Inc.*	63,200	1,868,192
Saks Incorporated*	58,100	979,566
Stage Stores, Inc.	36,950	1,100,186
		3,947,944

Retail -- Specialty Stores - 5.09%

Children's Place Retail Stores, Inc. (The)*	32,000	1,580,000
Finish Line, Inc. (The), Class A	65,100	1,133,716
Handleman Company	46,873	582,163
Linens 'n Things, Inc.*	65,000	1,729,000
Sports Authority, Inc. (The)*	35,600	1,108,228
		6,133,107

Savings and Loans - 1.42%

Sterling Financial Corporation	68,500	1,710,787

Security and Commodity Brokers - 4.00%

Affiliated Managers Group, Inc.*	36,200	2,905,050
National Financial Partners Corp.	36,500	1,918,075
		4,823,125

Steel - 0.76%

Lone Star Technologies, Inc.*	17,600	909,216

Timesharing and Software - 2.36%

FileNet Corporation*	30,700	793,134
Hyperion Solutions Corporation*	34,200	1,223,334
Per-Se Technologies, Inc.*	35,600	831,438
		2,847,906

Utilities -- Electric - 2.64%

Black Hills Corporation	21,000	726,810
El Paso Electric Company*	53,900	1,134,056
PNM Resources, Inc.	54,000	1,322,460
		3,183,326

Utilities -- Telephone - 0.50%

UbiquiTel Inc.*	60,900	601,996

TOTAL COMMON STOCKS - 97.15%

		$117,028,975

(Cost: $108,115,101)

SHORT-TERM SECURITY - 2.85%

	Principal Amount in Thousands

Security and Commodity Brokers

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	$3,438	$3,437,198
(Cost: $3,437,198)

TOTAL INVESTMENT SECURITIES - 100.00%

		$120,466,173

(Cost: $111,552,299)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Value Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Aircraft - 1.54%

Lockheed Martin Corporation	18,800	$1,196,244

Aluminum - 0.58%

Alcoa Incorporated	15,300	452,421

Banks - 11.50%

Bank of America Corporation	76,256	3,519,214
Citigroup Inc. (A)	48,113	2,334,924
Mellon Financial Corporation	47,700	1,633,725
Wachovia Corporation	12,050	636,963
Wells Fargo & Company	12,900	810,507
		8,935,333

Beverages - 2.06%

Diageo plc, ADR	13,450	784,135
Molson Coors Brewing Company, Class B	12,200	817,278
		1,601,413

Broadcasting - 1.57%

Viacom Inc., Class B	37,500	1,222,500

Business Equipment and Services - 2.89%

ARAMARK Corporation, Class B	44,100	1,225,098
Waste Management, Inc.	33,700	1,022,795
		2,247,893

Capital Equipment - 1.18%

Illinois Tool Works Inc.	10,440	918,616

Chemicals -- Petroleum and Inorganic - 0.75%

du Pont (E.I.) de Nemours and Company	13,750	584,375

Chemicals -- Specialty - 0.52%

Air Products and Chemicals, Inc.	6,800	402,492

Communications Equipment - 0.84%

Cisco Systems, Inc.*	38,400	656,064

Computers -- Main and Mini - 1.94%

Hewlett-Packard Company	31,400	898,982
International Business Machines Corporation	7,350	604,170
		1,503,152

Computers -- Peripherals - 2.88%

Adobe Systems Incorporated	10,800	399,006
MICROS Systems, Inc.*	7,300	352,517
Microsoft Corporation	30,600	799,119
Oracle Corporation*	56,000	683,480
		2,234,122

Cosmetics and Toiletries - 0.58%

NBTY, Inc.*	27,800	451,750

Electronic Components - 0.49%

Xilinx, Inc.	15,200	382,584

Finance Companies - 6.57%

Fannie Mae	45,400	2,215,974
Freddie Mac	42,200	2,757,770
Nelnet, Inc., Class A*	3,100	126,108
		5,099,852

Food and Related - 0.71%

J.M. Smucker Company (The)	12,600	554,400

Furniture and Furnishings - 1.77%

Masco Corporation	45,600	1,376,664

Health Care -- Drugs - 1.52%

Pfizer Inc.	50,600	1,179,992

Health Care -- General - 2.74%

Boston Scientific Corporation (A)*	12,000	293,880
Da Vita Inc.*	25,700	1,301,448
Wyeth	11,600	534,412
		2,129,740

Insurance -- Life - 0.99%

UnumProvident Corporation	33,900	771,225

Insurance -- Property and Casualty - 7.05%

Allstate Corporation (The)	25,200	1,362,564
Assurant, Inc.	34,900	1,517,801
Everest Re Group, Ltd.	9,200	923,220
St. Paul Companies, Inc. (The)	37,452	1,672,981
		5,476,566

Leisure Time Industry - 1.21%

Cendant Corporation	54,400	938,400

Motion Pictures - 2.10%

News Corporation Limited, Class A	67,100	1,043,405
Time Warner Inc. (A)	33,500	584,240
		1,627,645

Multiple Industry - 5.34%

General Electric Company	74,600	2,614,730
Genworth Financial, Inc.	21,000	726,180
NRG Energy, Inc.*	17,100	805,752
		4,146,662

Petroleum -- International - 13.35%

Burlington Resources Inc.	16,100	1,387,820
ChevronTexaco Corporation	50,000	2,838,500
ConocoPhillips	21,000	1,221,780
Devon Energy Corporation	24,000	1,500,960
Exxon Mobil Corporation	60,906	3,421,090
		10,370,150

Petroleum -- Services - 0.40%

Patterson-UTI Energy, Inc.	9,500	312,407

Publishing - 0.54%

Gannett Co., Inc.	6,950	420,961

Railroad - 1.96%

Union Pacific Corporation	18,900	1,521,639

Retail -- Food Stores - 0.94%

CVS Corporation	15,800	417,436
Rite Aid Corporation*	88,700	308,676
		726,112

Retail -- General Merchandise - 3.13%

Dollar General Corporation	60,150	1,147,061
Family Dollar Stores, Inc.	51,700	1,281,643
		2,428,704

Security and Commodity Brokers - 7.34%

Marsh & McLennan Companies, Inc. (A)	35,100	1,114,776
Merrill Lynch & Co., Inc.	11,700	792,441
Morgan (J.P.) Chase & Co.	75,302	2,988,736
Morgan Stanley	14,140	802,304
		5,698,257

Tobacco - 2.11%

Altria Group, Inc.	21,900	1,636,368

Utilities -- Electric - 3.96%

Dominion Resources, Inc.	13,200	1,019,040
Exelon Corporation	20,600	1,094,684
PPL Corporation	32,600	958,440
		3,072,164

Utilities -- Telephone - 4.91%

AT&T Inc.	51,900	1,271,031
Iowa Telecommunications Services, Inc.	47,300	732,677
Sprint Nextel Corporation	48,300	1,128,288
Verizon Communications Inc.	22,700	683,724
		3,815,720

TOTAL COMMON STOCKS - 97.96%

		$76,092,587

(Cost: $67,794,824)

PREFERRED STOCK - 0.12%

Finance Companies

Federal National Mortgage Association, 5.375% Convertible	1	$91,891
(Cost: $100,000)

SHORT-TERM SECURITY - 1.92%

	Principal Amount in Thousands

Security and Commodity Brokers

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	$1,492	$1,491,652
(Cost: $1,491,652)

TOTAL INVESTMENT SECURITIES - 100.00%

		$77,676,130

(Cost: $69,386,476)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written call option outstanding at December 31, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Marsh & McLennan Companies, Inc.	175	February/35	$9,275	$4,375

In addition to the above written call option, the following written put options were outstanding as of December 31, 2005:

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Boston Scientific Corporation	76	February/22.5	$3,206	$4,180
Symantec Corporation	100	January/17	3,050	3,090
Time Warner Inc.	155	January/17.5	4,495	4,650

			$10,751	$11,920

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006